AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 30, 2008

                                                             File No. 333-119865
                                                             File No. 811-21113
--------------------------------------------------------------------------------

                          U.S. SECURITIES AND EXCHANGE
                           COMMISSION Washington, D.C.
                                      20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933         /X/
                         POST-EFFECTIVE AMENDMENT NO. 7
                         ------------------------------

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940     /X/
                                AMENDMENT NO. 15
                                ----------------

                      TOUCHSTONE INSTITUTIONAL FUNDS TRUST

               (Exact Name of Registrant as Specified in Charter)

                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202

               (Address of Principal Executive Offices, Zip Code)

                                JILL T. MCGRUDER
                      TOUCHSTONE INSTITUTIONAL FUNDS TRUST
                            303 BROADWAY, SUITE 1100
                             CINCINNATI, OHIO 45202

                                   Copies to:

                                  JAY S. FITTON
                             303 BROADWAY, SUITE 900
                              CINCINNATI, OH 45202

       Title of Securities Being Registered...Units of Beneficial Interest
--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):
 ___   immediately upon filing pursuant to paragraph (b) of Rule 485
  X    on January 30, 2008, pursuant to paragraph (b) of Rule 485
 ___   60 days after filing pursuant to paragraph (a) of Rule 485
 ___   on ________________, pursuant to paragraph (a) of Rule 485
 ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------

Prospectus                                                      JANUARY 30, 2008

--------------------------------------------------------------------------------

TOUCHSTONE INSTITUTIONAL FUNDS TRUST

Touchstone Mazama Institutional Growth Fund



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS                                                      JANUARY 30, 2008

TOUCHSTONE INVESTMENTS

TOUCHSTONE MAZAMA INSTITUTIONAL GROWTH FUND


The Touchstone Mazama Institutional Growth Fund (the "Fund") is a series of Touchstone Institutional Funds Trust (the "Trust") (formerly Constellation Institutional Portfolios), a group of institutional equity mutual funds. The Trust is part of the Touchstone(R) Funds that also includes Touchstone Funds Group Trust, a group of equity and bond mutual funds, Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds, Touchstone Variable Series Trust, a group of variable series funds and Touchstone Strategic Trust, a group of equity mutual funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.



TABLE OF CONTENTS

                                                                            Page


Touchstone Mazama Institutional Growth Fund
Investments and Fund Management
Investing with Touchstone
Distributions and Taxes
Financial Highlights



To obtain more information about the Trust, please refer to the back cover of the Prospectus.

INTRODUCTION


Generally, a mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. The sub-advisor, Mazama Capital Management, Inc. ("Mazama" or the "Sub-Advisor"), under the direction and oversight of Touchstone Advisors, Inc. ("Touchstone Advisors"), the investment advisor to the Trust, invests the Fund's assets in a way that it believes will help the Fund achieve its objective.


RISK/RETURN INFORMATION COMMON TO THE FUND


Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its objective. The Sub-Advisor's judgment about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Sub-Advisor does, you could lose money on your investment in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect the companies that issue these securities. These price movements, sometimes called volatility, may be greater or less, depending on the types of securities the Fund owns and the markets in which they trade. The Fund may own more securities in a single sector of the economy than other sectors, which may have a large impact on the Fund's performance. The effect of a change in the value of a single security on the Fund's share price will depend on how widely the Fund diversifies its holdings across companies, industries or sectors.

TOUCHSTONE MAZAMA INSTITUTIONAL GROWTH FUND

Investment Objective - Long-term capital appreciation

Investment Focus - Common stocks of U.S. mid capitalization companies

PRINCIPAL STRATEGY


The Touchstone Mazama Institutional Growth Fund seeks to achieve its objective by investing primarily in common stocks of companies with market capitalizations found within the Russell Midcap Growth Index and that the Fund's Sub-Advisor, Mazama, believes possess superior growth characteristics. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. Mazama utilizes a proprietary price performance model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential. Mazama usually sells a security when it concludes that a company's fundamentals have deteriorated or when a company is no longer an attractive investment according to Mazama's proprietary price performance model.

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations found within the Russell Midcap Growth Index (between $769 million and $30.8 billion as of November 30, 2007) at the time of purchase. The market capitalization range and composition of the Russell Midcap Growth Index are subject to change.


PRINCIPAL RISKS

Because it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or long periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may change drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of these companies' securities may decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.


The Fund is subject to the risk that its primary market segment, medium capitalization companies, may be more thinly traded and may have more frequent and larger price changes than securities of larger capitalization companies. Moreover, the Sub-Advisor's approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Fund to underperform funds that also seek long-term growth of capital but use different approaches to select stocks.


A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends often have lower stock price declines during market downturns.

Initial Public Offering ("IPO") risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When a Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce performance.

The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. Therefore, these stocks may be more volatile than those of larger companies. You could lose money by investing in this Fund.


PERFORMANCE INFORMATION

The Fund's performance information is only shown when the Fund has had a full calendar year of operations. Since the Fund began operations in January 2008, there is no performance information included in this Prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

          SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption Fee (as a percentage of amount redeemed, if applicable)      None(1)

   ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


Management Fees                                                         0.95%
Distribution (12b-1) Fees                                               None
Other Expenses                                                          0.03%(2)
                                                                   ----------
TOTAL ANNUAL FUND OPERATING EXPENSES                                    0.98%(3)

(1) A fee may be imposed for wire transfers of redemption proceeds.


(2) "Other Expenses" are based on estimated amounts for the current fiscal year.

(3) The Fund pays a unified fee of 0.95% of assets under management to Touchstone Advisors for certain Fund expenses, including management and administration. The unified fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses. Other than brokerage or other transaction costs, federal and state registration and licensing fees and costs associated with providing prospectuses and periodic reports to current shareholders, the Fund does not anticipate incurring costs or expenses during the next 12 month period.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund's operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

                                                         1 Year        3 Years
Mazama Institutional Growth Fund                          $100           $312

INVESTMENTS AND FUND MANAGEMENT

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in the Trust's Statement of Additional Information ("SAI").

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Touchstone Advisors or the Fund's sub-advisor believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

PORTFOLIO TURNOVER


The Fund may sell its securities, regardless of the length of time that they have been held, if Touchstone Advisors and/or the Sub-Advisor determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell securities due to economic, market, or other factors that are not within Touchstone Advisor's or the Sub-Advisor's control. These transactions will increase the Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

WHERE CAN I FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Fund's policies and procedures for disclosing portfolio securities to any person is available in the SAI.


THE ADVISOR

Touchstone Advisors, Inc., a registered investment advisor, located at 303 Broadway, Suite 1100, Cincinnati, OH 45202, serves as investment advisor to the Fund. Touchstone Advisors has been a registered investment advisor since 1994. As of September 30, 2007, Touchstone Advisors had approximately $8.3 billion in assets under management.

As the Fund's advisor, Touchstone Advisors administers the Fund's investment programs and ensures compliance with the Fund's investment policies and guidelines in exchange for a unified management fee equal to a percentage of the average daily net assets of the Fund. The Fund pays the following management fee:

 Mazama Institutional Growth Fund            0.95% of average daily net assets

Under the unified fee arrangement, Touchstone Advisors is responsible for compensating any third party engaged by Touchstone Advisors to provide services under its supervision, including sub-advisors, sub-administrators, transfer and dividend disbursing agents, and custodians. Touchstone Advisors is also responsible for fees of the independent Trustees, the independent registered public accounting firm and legal counsel. The unified fee arrangement does not include the costs of any interest, taxes, dues, fees and other charges of governments and their agencies including the costs of qualifying shares for sale in any jurisdiction, or brokerage or other transaction costs. In addition, the unified fee does not include legal and audit fees and other costs in contemplation of or arising out of litigation or administrative actions to which the Fund, its officers or Trustees are a party or incurred in anticipation of becoming a party.

THE SUB-ADVISOR


Mazama Capital Management, Inc., located at One Southwest Columbia Street, Suite 1500, Portland, OR 97258, is registered under the Investment Advisers Act of 1940 and serves as sub-advisor to the Fund. Mazama is the successor firm to Mazama Capital Management, LLC, which was organized in 1997 in connection with the acquisition by such firm of substantially all of the assets of Black & Company Asset Management, Inc., an investment advisory firm founded in 1993. Mazama serves as investment advisor to certain pension and profit sharing plans, trusts, charitable organizations and other institutional investors. As sub-advisor, Mazama makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines. As of September 30, 2007, Mazama had approximately $7.5 billion in assets under management.


Mazama is entitled to receive investment sub-advisory fees from Touchstone Advisors based on the monthly average net value of the Fund's assets, as follows:

 Mazama Institutional Growth Fund            0.50% of average daily net assets

PORTFOLIO MANAGERS


Mazama's Investment Team consists of three Portfolio Managers, four Sector Portfolio Managers and four Research Analysts, each of whom conducts research and plays an active role in portfolio decision making for the Fund. The Portfolio Managers oversee investment decision making across all industry groups and sectors, while each Sector Portfolio Manager is responsible for one or more of the five primary sectors in the portfolio (Technology, Financial Services, Consumer Discretionary, Healthcare and Producer Durables). The additional Research Analysts support the primary Portfolio Managers and Sector Portfolio Managers in identifying investments for the Fund. Each member of the Investment Team utilizes the firm's proprietary Price Performance Model ("PPM") to evaluate investments as part of the day-to-day management of the Fund.

The following are the portfolio managers with the primary responsibility for the management of the Fund.

Ronald A. Sauer, CEO, Chief Investment Officer and Senior Portfolio Manager, is the founder of Mazama and has been its Chief Executive Officer and Senior Portfolio Manager since the founding of the firm in 1997. Prior to founding the firm, he was the President and Director of Research for Black and Company, Inc., which he joined in 1983. Mr. Sauer has overall responsibility for the management of the investment team, oversees the portfolio construction process, conducts research and participates in the security selection process for the Fund.

Gretchen Novak, CFA, Portfolio Manager and Sector Portfolio Manager, joined Mazama in 1999. Prior to joining the firm, she was an Equity Analyst with Cramer Rosenthal McGlynn, LLC in New York. Ms. Novak is responsible for researching small & mid cap growth consumer discretionary and consumer staple companies and she participates in the security selection process for the Fund. She also serves as Portfolio Manager, supporting Mr. Sauer and Mr. Brink in the overall management of the Fund.

Joel Rubenstein, Associate Portfolio Manager, joined Mazama in 2003. He serves as an Associate Portfolio Manager, supporting the overall management of the Fund. He has worked as an equity research analyst for Mazama for the last four years. Prior to joining Mazama, he was employed by Banc of America Securities for two years as a senior equity research associate in the technology group. He also spent three years as a senior research analyst at Analysis Group, a leading provider of economic and business strategy consulting services.

PRIOR PERFORMANCE OF MAZAMA'S SUBSTANTIALLY SIMILAR PRIVATE ACCOUNT

Mazama has prior experience in managing a private account utilizing its growth style. Mazama began managing one account using this investment style on January 1, 2004. This private account and the Fund have substantially similar investment objectives, policies and strategies. This is designed to demonstrate the historical track record of Mazama. Performance may vary because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed account is not subject to certain investment limitations or other restrictions imposed by the Investment Company Act of 1940 (the "1940 Act") and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the managed account. The results for different periods may vary.

The performance is shown both gross and net of the estimated expenses of 0.98%, which are the expenses estimated for the first year of the operation of the Fund. This method of calculating performance of the managed account differs from the SEC's standardized methodology to calculate performance and results in a total return different from that derived from the standardized methodology. This information does not indicate how the Fund will perform in the future.

-------------------------------------------------------------------------------------------------------------------------
                                       2007(1)         2006          2005           2004       1 Year(2)     3 Year(2)
-------------------------------------------------------------------------------------------------------------------------
Mazama's Substantially Similar          10.93%        19.82%        21.54%         11.90%        21.84%        23.87%
Style Account(3) (including
estimated expenses)
-------------------------------------------------------------------------------------------------------------------------
Mazama's Substantially Similar
Style Account(3) (excluding             11.72%        20.95%        22.68%         12.98%        22.98%        25.03%
estimated expenses)
-------------------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(4)          13.35%        10.66%        12.10%         15.48%        21.22%        17.01%
-------------------------------------------------------------------------------------------------------------------------

(1) Returns shown for the period beginning on January 1, 2007 through September 30, 2007.

(2)   Returns shown for periods ended September 30, 2007.

(3) On January 1, 2004, Mazama began managing this style with a private account with assets of $10 million. As of September 30, 2007, the private account had assets of $619 million. The growth of the account is due to asset appreciation and an influx of assets from investors.


(4) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index reflects no deductions for fees, expenses or taxes.

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in the Fund. A discussion of the basis for the Board of Trustees' approval of the Fund's management and sub-advisory agreement will appear in the Trust's December 31, 2007 Annual Report.

INVESTING WITH TOUCHSTONE

PURCHASING YOUR SHARES

Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares of the Fund directly from Touchstone or through your financial advisor. In any event, you must complete an investment application. You can obtain an investment application from Touchstone, your financial advisor, or by visiting our website at touchstoneinvestments.com. Check below to find the minimum investment requirements and ways to purchase shares in the Fund.

**INVESTOR ALERT: Each Touchstone Fund reserves the right to restrict or reject any purchase request that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day that your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

o Purchase orders received by financial institutions by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. ET, are processed at that day's net asset value ("NAV"). Purchase orders received by financial institutions after the close of the regular session of trading on the NYSE are processed at the NAV next determined on the following business day. It is the responsibility of the financial institution to transmit orders that will be received by Touchstone in proper form and in a timely manner.

o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

o Your financial institutions may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

INVESTING IN THE FUND


The Fund requires a minimum initial investment of $500,000. The Fund, through Touchstone Advisors, may waive this minimum amount at its sole discretion.

Note: This minimum is not applicable to investments by employees and benefit plans covering employees of the Sub-Advisor.


The Trust, in its sole discretion, may accept or reject any investment in the Fund.

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.

o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o     You may also open an account through your financial advisor.

THROUGH A PROCESSING ORGANIZATION

You may also purchase shares of the Fund through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Fund through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. When shares are purchased this way, there may be various differences. The processing organization may:

      o     Charge a fee for its services

      o     Act as the shareholder of record of the shares

      o     Set different minimum initial and additional investment requirements

      o     Impose other charges and restrictions

      o Designate intermediaries to accept purchase and sales orders on the Fund's behalf

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

      o For more information about how to purchase shares, call Touchstone at 1.800.543.0407 or call your financial institution.

PRICING OF PURCHASES


We price direct purchases in the Fund based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone, or its authorized agent, by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, are processed at that day's public offering price. Direct purchase orders received by Touchstone, or its authorized agent, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, are processed at the public offering price next determined on the following business day. It is the responsibility of Touchstone's authorized agent to transmit orders that will be received by Touchstone in proper form and in a timely manner.


ADDING TO YOUR ACCOUNT

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.

o     Write your account number on the check.

o Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact Touchstone or your financial advisor for further instructions.

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.


o     Your bank may charge a fee for handling wire transfers.


o Purchases in the Fund will be processed at that day's NAV (or public offering price, if applicable) if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

PURCHASES WITH SECURITIES

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment goal and is otherwise acceptable to Touchstone Advisors.

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can automatically invest in the Fund are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407.

DIRECT DEPOSIT PURCHASE PLAN

You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in the Fund.

SELLING YOUR SHARES

You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received by Touchstone, or its authorized agent, in proper form by the close of regular trading on the NYSE (usually 4:00 p.m. ET), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE


o You can sell your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $100,000.


o     To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

      o     Requiring personal identification

      o Making checks payable only to the owner(s) of the account shown on Touchstone's records

      o Mailing checks only to the account address shown on Touchstone's records

      o Directing wires only to the bank account shown on Touchstone's records

      o Providing written confirmation for transactions requested by telephone

      o     Digitally recording instructions received by telephone

BY MAIL

o     Write to Touchstone.

o     Indicate the number of shares or dollar amount to be sold.

o     Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

o You may be required to have your signature guaranteed (See "Signature Guarantees" in this Prospectus for more information).

BY WIRE

o     Complete the appropriate information on the investment application.


o     You may be charged a wire fee by your bank.


o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o     Withdrawals can be made monthly, quarterly, semiannually or annually.

o     There is no fee for this service.

*SPECIAL TAX CONSIDERATION


Systematic withdrawals may result in the sale of your shares at a loss or may result in taxable investment gains.


THROUGH YOUR FINANCIAL ADVISOR OR PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial advisor or processing organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor or processing organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

*SPECIAL TAX CONSIDERATION

Selling your shares may cause you to incur a taxable gain or loss.

**INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

o     Proceeds from the sale of shares of $100,000 or more

o Proceeds to be paid when information on your account has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o     Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from unlike registrations such as a joint account to an individual's account

o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS

Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 7 days (normally within 3 business days) after receipt of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS OR PROCESSING ORGANIZATIONS. Proceeds that are sent to your financial advisor or processing organization will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor or processing organization may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. Shares purchased by check may be required to be on deposit for 15 days before the Fund will mail redemption proceeds. If you need your money sooner, you should purchase shares by bank wire.

LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o     When the NYSE is closed on days other than customary weekends and holidays

o     When trading on the NYSE is restricted

o When an emergency situation causes a Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

o     During any other time when the SEC, by order, permits

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to redeem your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons.

MARKET TIMING POLICIES AND PROCEDURES


Market timing or excessive trading in accounts that you own or control may disrupt Fund investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Fund will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Fund by shareholders. The Fund will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If the Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Fund cannot prevent all market timing, shareholders may be subject to the risks described above.


Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Fund may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Fund may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of money market funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between money market funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Fund for their customers in which transactions are placed. If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. In accordance with Rule 22c-2 under the 1940 Act, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Fund; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce its market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund applies these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will they enter into any such arrangements in the future.

HOUSEHOLDING POLICY

The Fund will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Fund through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

PRICING OF FUND SHARES

The Fund's share price (also called "NAV") and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone or its authorized agent.

The Fund's equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). The Fund may use pricing services to determine market value for investments.

Some specific pricing strategies follow:

o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.

o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Fund, any foreign securities held by the Fund will be priced as follows:

o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when the Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Fund may use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The Fund may also use fair value pricing if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of the Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTION AND TAXES

DISTRIBUTION OF FUND SHARES

Touchstone Securities, Inc. (the "Distributor"), a registered broker-dealer, is the principal underwriter of the Fund.

The Distributor is an affiliate of Touchstone Advisors, and receives no compensation for distributing shares of the Fund.


DISTRIBUTION ARRANGEMENTS

DEALER COMPENSATION. The Distributor, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. The Distributor pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Fund or other Touchstone Funds. The Distributor reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. The Distributor may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse the Distributor for making these payments.


DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income, if any, quarterly as a dividend to shareholders. The Fund distributes capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To make or change your election, simply send the Trust a written notice. If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

TAX INFORMATION

DISTRIBUTIONS. The Fund may make distributions of dividends that may be taxed at different rates depending on the length of time the Fund holds its assets. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.


LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

INVESTOR INQUIRIES

Investor inquiries should be addressed to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or you may call 1.800.543.0407.

FINANCIAL HIGHLIGHTS

The financial highlights for the Fund are not included because the Fund had not commenced operations as of December 31, 2006.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
303 Broadway, Suite 900
Cincinnati, OH 45202-4203

SHAREHOLDER SERVICES
1.800.543.0407


*A Member of Western & Southern Financial Group

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group:
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

ADDITIONAL INFORMATION

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain an SAI or more information:

By Telephone         Call 1.800.543.0407

By Mail              Touchstone Investments
                     P.O. Box 5354
                     Cincinnati, OH 45201-5354

By Internet          http://www.touchstoneinvestments.com

From the SEC: You can also obtain the SAI, as well as other information about the Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1.202.551.8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-21113.

--------------------------------------------------------------------------------

           303 Broadway, Suite 1100
           Cincinnati, OH 45202-4203

                      TOUCHSTONE INSTITUTIONAL FUNDS TRUST

               TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
               TOUCHSTONE JSAM INSTITUTIONAL LARGE CAP VALUE FUND
                    TOUCHSTONE JSAM INSTITUTIONAL VALUE FUND
                   TOUCHSTONE MAZAMA INSTITUTIONAL GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2007
                           AMENDED SEPTEMBER 17, 2007
                            AMENDED JANUARY 30, 2008


This Statement of Additional Information ("SAI") is not a prospectus and relates to the Sands Capital Institutional Growth, JSAM Institutional Large Cap Value, JSAM Institutional Value and Mazama Institutional Growth Funds (the "Funds"). It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Funds' Prospectus dated May 1, 2007, as amended September 17, 2007 and the Mazama Institutional Growth Fund's Prospectus dated January 30, 2008. The Funds are series of Touchstone Institutional Funds Trust (the "Trust"). The Funds' financial statements (excluding the Mazama Institutional Growth Fund which commenced operation in January 2008) are contained in the Trust's Annual Report and Semiannual Report, which are incorporated by reference into this SAI. The Trust's Prospectuses or the Trust's most recent Annual or Semiannual Report may be obtained by writing the Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354, by calling the Trust at 1.800.543.0407 or by visiting their website at www.touchstoneinvestments.com.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                      TOUCHSTONE INSTITUTIONAL FUNDS TRUST
                            303 BROADWAY, SUITE 1100
                           CINCINNATI, OHIO 45202-4203

                                TABLE OF CONTENTS

                                                                            PAGE

The Trust....................................................................

Description of Non-Principal Investments and Risk Factors....................

Investment Limitations.......................................................

Trustees and Officers of the Trust...........................................

The Investment Advisor and Sub-Advisors......................................

Portfolio Managers...........................................................

Other Service Providers......................................................

Purchase and Redemption of Shares............................................

Determination of Net Asset Value.............................................

Taxes........................................................................

Securities Transactions......................................................

Portfolio Holdings...........................................................

Voting.......................................................................

Description of Shares........................................................

Code of Ethics...............................................................

Proxy Voting.................................................................

Control Persons and Principal Shareholders...................................

Financial Statements.........................................................

Appendix A - Proxy Voting Policies and Procedures ...........................

THE TRUST


The Trust is an open-end management investment company established as a Delaware business trust under an Agreement and Declaration of Trust dated May 30, 2002 (the "Declaration of Trust") and offers shares of diversified and non-diversified Funds. The Trust was formerly named Westlakes Institutional Portfolios and changed its name in September, 2004 to Constellation Institutional Portfolios ("CIP"). The Trust was renamed Touchstone Institutional Funds Trust in September, 2007. The Trust currently offers four Funds: the Sands Capital Institutional Growth Fund (formerly CIP Sands Capital Institutional Growth Portfolio), the JSAM Institutional Large Cap Value Fund (formerly CIP JSAM Large Cap Value Portfolio), the JSAM Institutional Value Fund (formerly CIP JSAM Value Portfolio) and the Mazama Institutional Growth Fund. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of Funds. Each Fund is a separate mutual fund and each share of each Fund represents an equal proportionate interest in that Fund.

Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Advisor") serves as the advisor for each Fund. Sands Capital Management, LLC ("Sands Capital") serves as the sub-advisor to the Sands Capital Institutional Growth Fund. JS Asset Management, LLC ("JSAM") serves as the sub-advisor to the JSAM Institutional Large Cap Value Fund and JSAM Institutional Value Fund. Mazama Capital Management, Inc. ("Mazama") serves as the sub-advisor to the Mazama Institutional Growth Fund. Sands Capital, JSAM and Mazama are each a "Sub-Advisor," and together are "Sub-Advisors." Capitalized terms not defined herein are defined in the Prospectus offering shares of the Funds.


DESCRIPTION OF NON-PRINCIPAL INVESTMENTS AND RISK FACTORS

Each Fund's principal strategy and principal risks are described in the Prospectus. Each Fund may also invest in the investments listed below or engage in the investment techniques listed below unless otherwise indicated.

BORROWING. Each Fund may borrow money equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends. A Fund may borrow more than 5% of its total assets from a bank, provided that if borrowings exceed 5%, the Fund maintains assets totaling at least 300% of the amount borrowed when the amount borrowed is added to the Fund's other assets. This means that a Fund may borrow up to one-half (50%) the value of its total assets, including the amount borrowed. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in a Fund's return. The Funds may be required to liquidate their securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length.

INVESTMENT COMPANY SHARES. Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.

Touchstone Advisors has received an exemptive order from the SEC that permits each Fund to invest its uninvested cash or cash collateral in one or more affiliated money market funds. Each Fund may invest up to 25% of its assets in affiliated money market funds, subject to that Fund's investment limitations and certain other conditions pursuant to the exemptive order.


INITIAL PUBLIC OFFERINGS ("IPOS"). The JSAM Institutional Large Cap Value Fund, the JSAM Institutional Value Fund and the Mazama Institutional Growth Fund may invest in IPOs. An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transactions costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.


The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited products.

MICRO-CAP COMPANY RISK. The Funds may invest in companies with market capitalizations that fall at the lower extreme of the market capitalization range (micro-capitalization companies). These micro-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The stocks of micro-cap companies are less stable in price and less liquid than the stocks of larger, more established companies.

MONEY MARKET INSTRUMENTS. Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

PORTFOLIO TURNOVER. An annual portfolio turnover rate in excess of 100% may result from a Sub-Advisor's investment strategy. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

PRIVATELY-PLACED SECURITIES. The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.


Repurchase agreements are considered to be loans by a Fund. Repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The Trust's custodian (or its agent) must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

RIGHTS. Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

SECURITIES LENDING. In order to generate supplemental income, a Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

U.S. GOVERNMENT AGENCY OBLIGATIONS. Certain federal agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the U.S. Government or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS. U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities ("STRIPS") and coupons under book entry safekeeping ("CUBES").

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Fund that cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. Invest 25% or more of the value of its total assets in the securities (other than U.S. government securities) of issuers engaged in any single industry or group of industries.

2.    Issue senior securities.


3. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of its fund securities.


4. Make loans of money or securities to other persons, except through purchasing fixed income securities, lending fund securities or entering into repurchase agreements in a manner consistent with the Fund's investment policies.

5. Purchase or sell physical commodities or commodity contracts, except that each Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein.

7. Borrow money except from banks and then in an amount which does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes.


Except as otherwise indicated, the Funds' investment policies and restrictions, including those described in "Description of Non-Principal Investments and Risk Factors" are not fundamental and may be changed without a vote of shareholders.


Except for the limitation on borrowings and illiquid securities, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of a Fund's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

NONFUNDAMENTAL POLICIES

The following investment limitations are nonfundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings (not to exceed 33 1/3% of a Fund's assets) permitted by the Fund's fundamental limitation on borrowing, as described above.

2.    Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box."

4. Invest its assets in securities of any investment company, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act").

5.    Invest 15% or more of its net assets in illiquid securities.

6. Make investments in securities when outstanding borrowings exceed 5% of the Fund's total assets.


80% NONFUNDAMENTAL POLICY (JSAM INSTITUTIONAL LARGE CAP VALUE FUND). The JSAM Institutional Large Cap Value Fund has adopted a nonfundamental policy whereby it will invest at least 80% of its assets in common stocks of U.S. and foreign companies with large market capitalizations believed to have below-average valuations in light of their improving business fundamentals. This policy may be changed by the Board of Trustees without shareholder approval.


Shareholders will be provided with at least 60 days' prior notice of any change in a Fund's nonfundamental 80% investment policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separately from other communications to the shareholder.


Each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives during unusual economic or market conditions, or for temporary defensive or liquidity purposes.

TRUSTEES AND OFFICERS OF THE TRUST

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Fund Complex and other directorships held. All funds managed by the Advisor are part of the "Touchstone Fund Complex." The Touchstone Fund Complex consists of the Trust, Touchstone Investment Trust, Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust. The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to as "Independent Trustees."


------------------------------------------------------------------------------------------------------------------------------------
 INTERESTED
 TRUSTEES(1):
------------------------------------------------------------------------------------------------------------------------------------
          NAME          POSITION        TERM OF       PRINCIPAL OCCUPATION(S) DURING PAST 5     NUMBER OF           OTHER
        ADDRESS         HELD WITH        OFFICE                       YEARS                     FUNDS           DIRECTORSHIPS
     YEAR OF BIRTH      TRUST        AND LENGTH OF                                              OVERSEEN           HELD(4)
                                     TIME SERVED(2)                                             IN THE
                                                                                                TOUCHSTONE
                                                                                                FUND
                                                                                                COMPLEX(3)
------------------------------------------------------------------------------------------------------------------------------------
 Jill T. McGruder       Trustee and  Until          Senior Vice President of The Western and       53          Director of
 Touchstone Advisors,   President    retirement at  Southern Life Insurance Company.                           LaRosa's (a
 Inc                                 age 75 or      President and a director of IFS Financial                  restaurant chain).
 303 Broadway                        until she      Services, Inc. (a holding company).  She
 Cincinnati, OH                      resigns or is  is a director of Capital Analysts
 Year of Birth: 1955                 removed        Incorporated (an investment advisor and
                                                    broker-dealer), IFS Fund Distributors,
                                     Trustee since  Inc. (a broker-dealer), Touchstone
                                     2006           Advisors, Inc. (the Trust's investment
                                                    advisor and administrator) and Touchstone
                                                    Securities, Inc. (the Trust's
                                                    distributor).  She is also President and
                                                    a director of IFS Agency Services, Inc.
                                                    (an insurance agency), W&S Financial
                                                    Group Distributors, Inc. (an annuity
                                                    distributor) and IFS Systems, Inc.  She
                                                    is Senior Vice President and a director
                                                    of W&S Brokerage Services, Inc. (a
                                                    broker-dealer). She is President and
                                                    Chief Executive Officer of Integrity Life
                                                    Insurance Company and National Integrity
                                                    Life Insurance Company.  She is President
                                                    of Touchstone Tax-Free Trust, Touchstone
                                                    Investment Trust, Touchstone Variable
                                                    Series Trust, Touchstone Strategic Trust,
                                                    Touchstone Funds Group Trust and
                                                    Touchstone Institutional Funds Trust.
                                                    She was President of Touchstone Advisors,
                                                    Inc., and Touchstone Securities, Inc.
                                                    until 2004.
------------------------------------------------------------------------------------------------------------------------------------
 John F. Barrett        Trustee      Until          Chairman of the Board, President and           53          Director of The
 The Western and                     retirement at  Chief Executive Officer of The Western                     Andersons (an
 Southern Life                       age 75 or      and Southern Life Insurance Company,                       agribusiness and
 Insurance Company                   until he       Western- Southern Life Assurance Company                   retailing
 400 Broadway                        resigns or is  and Western & Southern Financial Group,                    company);
 Cincinnati, OH                      removed        Inc.; Director and Chairman of Columbus                    Convergys
 Year of Birth:  1949                               Life Insurance Company; Fort Washington                    Corporation (a
                                     Trustee since  Investment Advisors, Inc., Integrity Life                  provider of
                                     2007           Insurance Company and National Integrity                   business support
                                                    Life Insurance Company; Director of Eagle                  systems and
                                                    Realty Group, Inc. and Eagle Realty                        customer care
                                                    Investments, Inc.; Director, Chairman and                  operations) and
                                                    President and CEO of WestAd, Inc.;                         Fifth Third
                                                    Trustee of Western & Southern Financial                    Bancorp.
                                                    Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT
 TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
          NAME          POSITION        TERM OF       PRINCIPAL OCCUPATION(S) DURING PAST 5     NUMBER OF       OTHER
        ADDRESS         HELD WITH        OFFICE                       YEARS                     FUNDS           DIRECTORSHIPS
     YEAR OF BIRTH      TRUST        AND LENGTH OF                                              OVERSEEN        HELD(4)
                                     TIME SERVED(2)                                             IN THE
                                                                                                TOUCHSTONE
                                                                                                FUND
                                                                                                COMPLEX(3)
------------------------------------------------------------------------------------------------------------------------------------
 Phillip R. Cox         Trustee      Until          President and Chief Executive Officer of       53          Director of the
 105 East Fourth                     retirement at  Cox Financial Corp. (a financial services                  Federal Reserve
 Street                              age 75 or      company).                                                  Bank of Cleveland
 Cincinnati, OH                      until he                                                                  and Duke Energy
 Year of Birth: 1947                 resigns or is                                                             (a utility
                                     removed                                                                   company);
                                                                                                               Chairman of The
                                     Trustee since                                                             Cincinnati Bell
                                     2006                                                                      Telephone Company
                                                                                                               LLC; Director of
                                                                                                               The Timken
                                                                                                               Company (a
                                                                                                               manufacturer of
                                                                                                               bearings, alloy
                                                                                                               steels and
                                                                                                               related products
                                                                                                               and services);
                                                                                                               Director of
                                                                                                               Diebold,
                                                                                                               Incorporated (a
                                                                                                               provider of
                                                                                                               integrated
                                                                                                               self-service
                                                                                                               delivery and
                                                                                                               security systems).
------------------------------------------------------------------------------------------------------------------------------------
 H. Jerome Lerner       Trustee      Until          Principal of HJL Enterprises (a privately      53          None
 c/o Touchstone                      retirement at  held investment company).
 Advisors, Inc.                      age 75 or
 303 Broadway                        until he
 Cincinnati, OH                      resigns or is
 Year of Birth: 1938                 removed

                                     Trustee since
                                     2007
------------------------------------------------------------------------------------------------------------------------------------
 Donald C. Siekmann     Trustee      Until          Executive for Duro Bag Manufacturing Co.       53          Trustee of Jewish
 c/o Touchstone                      retirement at  (a bag manufacturer);  President of Shor                   Hospital, Greater
 Advisors, Inc.                      age 75 or      Foundation for Epilepsy Research (a                        Cincinnati Arts &
 303 Broadway                        until he       charitable foundation);  Trustee of                        Education Center
 Cincinnati, OH                      resigns or is  Riverfront Funds (mutual funds) from 1999                  and Cincinnati
 Year of Birth: 1938                 removed        - 2004.                                                    Arts Association.

                                     Trustee since
                                     2006
------------------------------------------------------------------------------------------------------------------------------------
 Robert E.              Trustee      Until          Retired Partner of KPMG LLP (a certified       53          Trustee of
 Stautberg                           retirement at  public accounting firm).  He is Vice                       Tri-Health
 c/o Touchstone                      age 75 or      President of St. Xavier High School.                       Physician
 Advisors, Inc.                      until he                                                                  Enterprise
 303 Broadway                        resigns or is                                                             Corporation.
 Cincinnati, OH                      removed
 Year of Birth: 1934
                                     Trustee since
                                     2006
------------------------------------------------------------------------------------------------------------------------------------
 John P. Zanotti        Trustee      Until          CEO, Chairman and Director of Avaton,          53          Director of QMed
 c/o Touchstone                      retirement at  Inc. (a wireless entertainment company)                    (a health care
 Advisors, Inc.                      age 75 or      until 2006.  President of Cincinnati                       management
 303 Broadway                        until he       Biomedical (a life science and economic                    company).
 Cincinnati, OH                      resigns or is  development company). CEO, Chairman and
 Year of Birth: 1948                 removed        Director of Astrum Digital Information
                                                    (an information monitoring company) from
                                     Trustee since  2000 until 2001.
                                     2007
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as a director of the Advisor and the Trust's distributor and an officer of affiliates of the Advisor and the Trust's distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of the Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of the Advisor and the Trust's distributor, and an officer of other affiliates of the Advisor and the Trust's distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2 Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.
3 The Touchstone Fund Complex consists of 4 series of the Trust, 5 series of Touchstone Investment Trust, 18 series of Touchstone Funds Group Trust, 7 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, , 15 variable annuity series of Touchstone Variable Series Trust.
4 Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.


------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
                NAME                      POSITION         TERM OF OFFICE AND             PRINCIPAL OCCUPATION(S) DURING
              ADDRESS                HELD WITH TRUST(1)  LENGTH OF TIME SERVED                     PAST 5 YEARS
           YEAR OF BIRTH
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                     President and      Until  resignation,      See biography above.
Touchstone                           Trustee            removal or
Advisors, Inc.                                          disqualification
303 Broadway
Cincinnati, OH                                          President since
Year of Birth:  1955                                    2004; President from
                                                        2000-2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch                      Vice President     Until  resignation,      Senior Vice President-Compliance of IFS
Touchstone                           and Chief          removal or               Financial Services, Inc., Director of
Advisors, Inc.                       Compliance Officer disqualification         Compliance of W&S Brokerage Services, Inc.;
303 Broadway                                                                     Chief Compliance Officer of Puglisi & Co. from
Cincinnati, OH                                          Vice President since     2001 until 2002.
Year of Birth:  1956                                    2003
------------------------------------------------------------------------------------------------------------------------------------
James H. Grifo                       Vice               Until  resignation,      President of Touchstone Securities, Inc. and
Touchstone                           President          removal or               Touchstone Advisors, Inc.; Managing Director,
Securities, Inc.                                        disqualification         Deutsche Asset Management until 2001.
303 Broadway
Cincinnati, OH                                          Vice President since
Year of Birth:  1951                                    2004
------------------------------------------------------------------------------------------------------------------------------------
William A. Dent                      Vice President     Until  resignation,      Senior Vice President of Touchstone Advisors,
Touchstone                                              removal or               Inc.; Marketing Director of Promontory
Advisors, Inc.                                          disqualification         Interfinancial Network from 2002-2003.
303 Broadway
Cincinnati, OH                                          Vice President since
Year of Birth:  1963                                    2004
------------------------------------------------------------------------------------------------------------------------------------
Gregory A. Harris                    Vice President     Until  resignation,      Vice President-Fund Administration of
Touchstone                                              removal or               Touchstone Investments; Managing Director, Fund
Advisors, Inc.                                          disqualification         Project Services, Inc. 1998 - 2007.
303 Broadway
Cincinnati, OH                                          Vice President since
Year of Birth: 1968                                     2007
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft                 Controller and     Until  resignation,      Senior Vice President, Chief Financial Officer
Touchstone                           Treasurer          removal or               and Treasurer of IFS Fund Distributors, Inc.;
Advisors, Inc.                                          disqualification         Senior Vice President and Chief Financial
303 Broadway                                                                     Officer of W & S Brokerage Services, Inc.;
Cincinnati, OH                                          Controller since 2000    Chief Financial Officer of IFS Financial
Year of Birth:  1962                                                             Services, Inc., Touchstone Advisors, Inc. and
                                                        Treasurer since 2003     Touchstone Securities, Inc.; Senior Vice
                                                                                 President and Chief Financial Officer of Fort
                                                                                 Washington Investment Advisors, Inc.; Assistant
                                                                                 Treasurer of Fort Washington Capital Partners,
                                                                                 LLC.; Assistant Treasurer for Tristate
                                                                                 Ventures, LLC. She served as Senior Vice
                                                                                 President, Chief Financial Officer and
                                                                                 Treasurer of Integrated Investment Services,
                                                                                 Inc. up to April 2007.
------------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton                        Secretary          Until  resignation,      Assistant Vice President and Senior Counsel at
JPMorgan                                                removal or               JPMorgan Chase Bank, N.A.
303 Broadway                                            disqualification
Cincinnati, OH
Year of Birth:  1970                                    Secretary since 2006.
                                                        Assistant Secretary
                                                        from 2002 - 2006
------------------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

MANAGEMENT OF THE FUNDS


TRUSTEES' OWNERSHIP IN THE FUNDS. The following table reflects the Trustees' beneficial ownership in the Trust (excluding the Mazama Institutional Growth
Fund) and the Touchstone Fund Complex as of December 31, 2006.

--------------------------------------------------------------------------------
                             Dollar Range          Aggregate Dollar Range of
                            of Securities      Securities in the Touchstone Fund
                             in the Trust                 Complex(1)
--------------------------------------------------------------------------------
Jill T. McGruder                 None                   Over $100,000
John F. Barrett                  None                   Over $100,000
Phillip R. Cox                   None                   Over $100,000
H. Jerome Lerner                 None                   Over $100,000
Donald C. Siekmann               None                   Over $100,000
Robert E. Stautberg              None                   Over $100,000
John P. Zanotti                  None                $50,001 - $100,000
Richard L. Brenan                None                   Over $100,000
--------------------------------------------------------------------------------


(1) The Touchstone Fund Complex consists of 4 series of the Trust, 5 series of Touchstone Investment Trust, 18 series of Touchstone Funds Group Trust, 7 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust and 15 variable annuity series of Touchstone Variable Series Trust.


COMPENSATION TO TRUSTEES. The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Fund Complex during the fiscal year ended December 31, 2006. The Trustees began serving on the Board on March 1, 2006, with the exception of Messrs. Barrett, Brenan, Lerner and Zanotti who began serving on the Board on February 5, 2007.


----------------------------------------------------------------------------------------------------------------------------
NAME                                AGGREGATE                PENSION OR       ESTIMATED ANNUAL        TOTAL COMPENSATION
                                  COMPENSATION               RETIREMENT        BENEFITS UPON               FROM THE
                              FROM THE TRUST FOR THE      BENEFITS ACCRUED       RETIREMENT       TOUCHSTONE FUND COMPLEX(2)
                                FISCAL YEAR ENDED         AS PART OF TRUST                        FOR THE FISCAL YEAR ENDED
                                DECEMBER 31, 2006             EXPENSES                                DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder              $  -                        $  -                $  -                $  -
----------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox(1)             $  47,750                   $  -                $  -                $    98,750
----------------------------------------------------------------------------------------------------------------------------
Donald Siekmann(1)            $  50,000                   $  -                $  -                $    95,000
----------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg(1)        $  53,500                   $  -                $  -                $  108,500
----------------------------------------------------------------------------------------------------------------------------

(1)   Member of the Audit Committee.
(2) The Touchstone Fund Complex consists of 4 series of the Trust, 5 series of Touchstone Investment Trust, 18 series of Touchstone Funds Group Trust, 7 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust and 15 variable annuity series of Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions. Each Committee is composed entirely of Independent Trustees.

AUDIT COMMITTEE. Messrs. Siekmann, Stautberg and Zanotti are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended December 31, 2006, the Audit Committee held four meetings.

GOVERNANCE COMMITTEE. Messrs. Cox and Lerner are members of the Governance Committee. The Governance Committee is responsible for overseeing the Trust's compliance program and compliance issues, procedures for valuing securities and responding to any pricing issues. The Governance Committee was formed in February 2007 and therefore did not hold any meetings during the fiscal year ended December 31, 2006.

In addition, the Governance Committee is responsible for recommending candidates to serve on the Board. The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to Phillip R. Cox, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

THE INVESTMENT ADVISOR AND SUB-ADVISORS

THE INVESTMENT ADVISOR

Touchstone Advisors, Inc. serves as the Funds' investment advisor under the terms of a management agreement (the "Management Agreement"). Under the Management Agreement, Touchstone Advisors continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. Under the Management Agreement, Touchstone Advisors also provides administrative services to the Trust, and may hire other service providers, including its affiliates, to perform administrative services. Touchstone Advisors is responsible for compensating any third party engaged by Touchstone Advisors to provide services under its supervision, including the Sub-Advisors, sub-administrators and transfer and dividend disbursing agent. Touchstone Advisors is also responsible for payment of fees of the Independent Trustees, custodian, independent public accountant, legal counsel (excluding costs in connection with certain litigation or administrative actions), bookkeeper, accounting agent and all other clerical and administrative functions. The unified management fee does not include the costs of any interest, taxes, dues, fees, or similar costs, costs of qualifying shares for sale in any jurisdiction, brokerage or other transaction costs, or certain extraordinary expenses.

Prior to March 1, 2006, the Trust's investment advisor was Constellation Investment Management Company, LP ("CIMCO").

Pursuant to the Management Agreement, each Fund pays Touchstone Advisors a unified fee for providing management and administrative services, payable monthly equal to the following percentage of such Fund's average daily net assets on an annual basis:

         Sands Capital Institutional Growth Fund                  0.78%
         JSAM Institutional Large Cap Value Fund                  0.70%
         JSAM Institutional Value Fund                            0.80%
         Mazama Institutional Growth Fund                         0.95%


During the periods indicated below, the Funds paid the following unified advisory fees:*

                                                                  FISCAL YEAR
UNIFIED ADVISORY FEES PAID                          2005           ENDED 2006
--------------------------                          ----           ----------
Sands Capital Institutional Growth Fund         $1,584,989(1)      $7,871,160
JSAM Institutional Large Cap Value Fund          $41,281(2)         $129,176
JSAM Institutional Value Fund                    $23,764(3)         $65,975

* The unifed advisory fees for the Mazama Institutional Growth Fund are not included because the Fund had not commenced operations prior to December 31, 2006

(1)   Fees paid from January 21, 2005 through December 31, 2005.
(2)   Fees paid from June 20, 2005 through December 31, 2005.
(3)   Fees paid from June 17, 2005 through December 31, 2005.


The Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Management Agreement as to the Funds after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds, and (ii) by the vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Fund, or by the Advisor on 90 days' written notice to the Trust.

The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western - Southern Mutual Holding Company. Ms. McGruder and Mr. Barrett may be deemed to be an affiliate of the Advisor. Ms. McGruder is a Director of the Advisor and an officer of affiliates of the Advisor. Mr. Barrett is President and Chairman of the Advisor's parent companies and an officer of other affiliates of the Advisor. Ms. McGruder and Mr. Barrett, by reason of these affiliations, may directly or indirectly receive benefits from the management fees paid to the Advisor.

THE SUB-ADVISORS


SANDS CAPITAL MANAGEMENT, LLC. Sands Capital, located at 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209, is a professional investment management firm, and is registered with the Securities and Exchange Commission ("SEC") as an investment advisor. Sands Capital serves as the sub-advisor to the Sands Capital Institutional Growth Fund under a written sub-advisory agreement. Sands Capital makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines. As of December 31, 2006, Sands Capital had approximately $19.6 billion in assets under management. Sands Capital is controlled by Frank M. Sands, Sr., Frank M. Sands, Jr., Robert C. Hancock and the Sands Family Trust, LLC.


For its services as Sub-Advisor to the Sands Capital Institutional Growth Fund, Sands Capital receives a sub-advisory fee from Touchstone Advisors at an annualized rate of 0.45% of the monthly average net value of the Fund's assets.


JS ASSET MANAGEMENT, LLC. JSAM, located at One Tower Bridge, 100 Front Street, West Conshohocken, PA 19428, is a professional investment management firm, and is registered with the SEC as an investment advisor. JSAM serves as the sub-advisor to the JSAM Institutional Large Cap Value and JSAM Institutional Value Funds under a written sub-advisory agreement. JSAM makes investment decisions for the Funds and also ensures compliance with the Funds' investment policies and guidelines. As of December 31, 2006, JSAM had approximately $210.5 billion in assets under management. JSAM is controlled by John Schneider.


For its services as Sub-Advisor to the Funds, JSAM receives a sub-advisory fee from Touchstone Advisors at an annualized rate, based on the monthly average net value of each Fund, as follows:

    JSAM Institutional Large Cap Value Fund  0.40% on assets up to $250 million
                                             0.35% on assets above $250 million
    JSAM Institutional Value Fund            0.50% on assets up to $250 million
                                             0.45% on assets above $250 million


MAZAMA CAPITAL MANAGEMENT, INC. Mazama, located at One Southwest Columbia Street, Suite 1500, Portland, OR 97258, is a professional investment management firm, and is registered with the SEC as an investment advisor. Mazama serves as the sub-advisor to the Mazama Institutional Growth Fund under a written sub-advisory agreement. Mazama makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines. As of September 30, 2007, Mazama had approximately $7.5 billion in assets under management. Mazama is controlled by Ronald A. Sauer.

For its services as Sub-Advisor to the Mazama Institutional Growth Fund, Mazama receives a sub-advisory fee from Touchstone Advisors at an annualized rate of 0.50% of the monthly average net value of the Fund's assets.

Each sub-advisory agreement provides that the Sub-Advisor shall indemnify the Advisor from and against any claims, losses, liabilities or damages in connection with the Sub-Advisor's performance of its duties, but the Sub-Advisor shall not be obligated for any claim, loss, liability or damage by the Advisor caused by the Advisor's willful misfeasance, bad faith, negligence or reckless disregard of its duties.

Each sub-advisory agreement will remain in force for an initial two-year period and from year-to-year thereafter, as long as its continuance is approved annually in conformance with the 1940 Act. Each sub-advisory agreement may be terminated by the Fund at any time, without the payment of any penalty, by a vote of a majority of the Board of Trustees or by the Fund. Each sub-advisory agreement may be terminated without the payment of any penalty, by the Advisor on not less than 30 days' written notice, or by the Sub-Advisor on not less than 90 days' written notice. Each sub-advisory agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act, or the termination of the Management Agreement with the Trust.


The Advisor paid to each Sub-Advisor the following amounts for each Fund during the fiscal year ended December 31, 2006:*

SUB-ADVISORY FEES PAID                                           2006(1)
----------------------                                           -------
Sands Capital Institutional Growth Fund - Sands Capital        $4,029,805
JSAM Institutional Large Cap Value Fund - JSAM                   $63,796
JSAM Institutional Value Fund - JSAM                             $34,768

* The sub-advisory fees for the Mazama Institutional Growth Fund are not included because the Fund had not commenced operations prior to December 31, 2006

(1)   Fees paid from March 1, 2006 through December 31, 2006.


PORTFOLIO MANAGERS


The following charts list the Funds' portfolio manager(s), the number of their other managed accounts per investment category, the total assets in each category of managed accounts and the beneficial ownership in their managed Fund(s) and their ownership of the Fund as of December 31, 2006. Listed below the charts are (i) a description of accounts managed where the advisory fee is based on the performance of the account, (ii) a description of the portfolio manager's compensation structure as of December 31, 2006, (iii) a description of any material conflicts that may arise in connection with the portfolio manager's management of a Fund's investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between a Fund and other accounts managed by the portfolio manager. The portfolio manager information (including the number of accounts managed, compensation structure and material conflicts) for the Mazama Institutional Growth Fund is as of October 31, 2007.

SANDS CAPITAL INSTITUTIONAL GROWTH FUND - SANDS CAPITAL MANAGEMENT, LLC

                             OTHER ACCOUNTS MANAGED
---------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                                                NUMBER OF      TOTAL                BENEFICIAL
                                     TYPE OF ACCOUNT             ACCOUNTS       ASSETS IN            OWNERSHIP
                                                                                ACCOUNTS             IN FUND
---------------------------------------------------------------------------------------------------------------
Frank M. Sands Sr.           Registered Investment Companies         5         $ 1,648 mil         $100,001 to
                                                                                                     $500,000
                             -------------------------------------------------------------
                             Other Pooled Investment Vehicles        8         $   737 mil
                             -------------------------------------------------------------
                             Other Accounts                       1,354*       $16,009 mil
---------------------------------------------------------------------------------------------------------------
Frank M. Sands Jr.           Registered Investment Companies         5         $ 1,648 mil          $50,001 to
                                                                                                     $100,000
                             -------------------------------------------------------------
                             Other Pooled Investment Vehicles        8         $   737 mil
                             -------------------------------------------------------------
                             Other Accounts                       1,354*       $16,009 mil
---------------------------------------------------------------------------------------------------------------
David E. Levanson            Registered Investment Companies         5         $ 1,648 mil          $50,001 to
                                                                                                     $100,000
                             -------------------------------------------------------------
                             Other Pooled Investment Vehicles        8         $   737 mil
                             -------------------------------------------------------------
                             Other Accounts                       1,354*       $16,009 mil
---------------------------------------------------------------------------------------------------------------

* This number counts each wrap sponsor program as one client each. The actual number of underlying wrap accounts across the 4 wrap programs is 3,863 as of 12/31/06.

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. The Sands Capital investment management team manages one account of a registered investment company and six accounts of other accounts where the advisory fee is based partly on the performance of the account. The total assets in these accounts are $1,565 million as of December 31, 2006.

COMPENSATION STRUCTURE. All employees benefit from (1) a fixed salary competitive in the industry, (2) an annual qualitative bonus based on subjective review of the employees overall contribution, and (3) a standard profit sharing plan and 401(k) plan. Additional incentives for investment professionals and other key employees come through their participation in (4) equity participation. The investment professionals also participate in (5) an investment results bonus based on the Tax Exempt Institutional Equity Composite over a one, three and five year time frame as compared to the Russell 1000 Growth Index.


CONFLICTS OF INTEREST. As an investment advisor to a variety of clients, Sands Capital recognizes there may be actual or potential conflicts of interest inherent in its business. For example, conflicts of interest could result from a portfolio manager's management of multiple accounts for multiple clients, the execution and allocation of investment opportunities, varying fee arrangements and personal trading. Sands Capital has addressed these conflicts by developing policies and procedures reasonably designed to treat all clients in a fair and equitable manner over time. Sands Capital's policies and procedures address such issues as execution of portfolio transactions, aggregation and allocation of trades, directed brokerage and soft dollars.

Additionally, Sands Capital maintains a Code of Ethics that addresses rules on personal trading and insider information.

JSAM INSTITUTIONAL LARGE CAP VALUE FUND AND JSAM INSTITUTIONAL VALUE FUND - JS ASSET MANAGEMENT, LLC

-------------------------------------------------------------------------------------------------------------------------------
  PORTFOLIO MANAGER           TYPE OF ACCOUNT        NUMBER OF             TOTAL       BENEFICIAL OWNERSHIP         BENEFICIAL
                                                     ACCOUNTS            ASSETS IN           IN JSAM                 OWNERSHIP
                                                                         ACCOUNTS      INSTITUTIONAL LARGE             IN JSAM
                                                                                          CAP VALUE FUND         INSTITUTIONAL
                                                                                                                    VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
John Schneider          Registered Investment               2           $ 93.7 mil       Over $1,000,000        Over $1,000,000
                        Companies
                        -----------------------------------------------------------
                        Other Pooled Investment             3           $ 41.1 mil
                        Vehicles
                        -----------------------------------------------------------
                        Other Accounts                      4           $ 43.6 mil
-------------------------------------------------------------------------------------------------------------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Schneider manages two accounts of other pooled investment vehicles and one account of other accounts where the advisory fee is based on the performance of the account. The total assets in these accounts are $25 million as of December 31, 2006.

COMPENSATION STRUCTURE. Mr. Schneider receives a fixed cash salary and an annual variable qualitative cash bonus. The bonus is based on JSAM's profitability, Mr. Schneider's performance and product performance is calculated as a fixed percentage of his base salary. The bonus payment is not derived from or based specifically on the performance or profitability of any one account (including the Funds). Mr. Schneider's compensation is not linked to any specific factors, such as the performance of the Funds or asset levels, although JSAM may consider these factors, among others, when considering the amount of any bonus. Mr. Schneider also owns equity in JSAM and will receive cash distributions (as declared and distributed) in accordance with his ownership interest in JSAM.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when Mr. Schneider has management responsibilities to more than one account (including the Funds), such as devotion of unequal time and attention to the management of the accounts and the inability to allocate limited investment opportunities across a broad band of accounts. While Mr. Schneider manages two accounts that are entitled to receive a performance-based adjustment, JSAM does not believe that such adjustment presents a significant incentive for JSAM to unfairly favor such accounts because JSAM has a policy to manage each account based on its investment objectives and related restriction. JSAM has adopted policies and procedures reasonably designed to allocate investment opportunities across all accounts, generally on a pro rata basis.

MAZAMA INSTITUTIONAL GROWTH FUND - MAZAMA CAPITAL MANAGEMENT, INC.


---------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                    TYPE OF ACCOUNT           NUMBER OF      TOTAL                  BENEFICIAL
                                                               ACCOUNTS       ASSETS IN              OWNERSHIP
                                                                              ACCOUNTS               IN FUND*
---------------------------------------------------------------------------------------------------------------
Ronald Sauer                 Registered Investment Companies        11          $1.75 bil              N/A
                             -------------------------------------------------------------
                             Other Pooled Investment Vehicles        1          $5.42 mil
                             -------------------------------------------------------------
                             Other Accounts                         77          $6.21 bil
---------------------------------------------------------------------------------------------------------------
Gretchen Novak               Registered Investment Companies        11          $1.75 bil              N/A
                             -------------------------------------------------------------
                             Other Pooled Investment Vehicles        1          $5.42 mil
                             -------------------------------------------------------------
                             Other Accounts                         77          $6.21 bil
---------------------------------------------------------------------------------------------------------------
Joel Rubenstein              Registered Investment Companies        11          $1.75 bil              N/A
                             -------------------------------------------------------------
                             Other Pooled Investment Vehicles        1          $5.42 mil
                             -------------------------------------------------------------
                             Other Accounts                         77          $6.21 bil
---------------------------------------------------------------------------------------------------------------


* There is no fund ownership information available for the Fund since the Fund had not commenced operations prior to January 30, 2008.

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Each Portfolio Manager manages two accounts of other accounts where the advisory fee is based on the performance of the account. The total assets in these accounts are $194.09 million as of October 31, 2007.

COMPENSATION STRUCTURE. Mazama's compensation structure is designed to attract and retain highly skilled investment professionals. The compensation is structured to maximize performance and keep the interests of each member of our portfolio management team aligned with those of our clients.

The incentive compensation structure keeps each member of the team focused on the relative performance of each strategy versus its respective benchmark. Each Portfolio Manager and Research Analyst receives a base salary representing 20%-30% of cash compensation and a performance based incentive representing 70%-80% of cash compensation. Performance based incentive compensation is based on: i) the portfolio management fees received by Mazama for all accounts under management; and ii) achieving specific annual excess return targets. The Investment Team does not distinguish between different accounts within each investment style/strategy with respect to compensation. Cash compensation increases as assets under management increase, whether by appreciation or by attracting new clients, both of which are accomplished by achieving higher than average excess returns. Excess returns are measured as the difference between our portfolio returns and the returns of the benchmark for the portion of the Fund managed by Mazama (i.e., Russell Midcap Growth Index).

Equity based incentives have been a significant part of Mazama's compensation plan since the firm's inception. In total, our Investment Team represents over 70% of the equity of the firm on a fully diluted basis. Every member of the Investment Team is either a direct equity owner or an option holder or both.

CONFLICTS OF INTEREST. As every member of the Investment Team has day-to-day management responsibilities with respect to more than one account and more than one investment strategy, actual or apparent conflicts may arise.

The compensation paid to Mazama for managing the Fund is based on a percentage of assets under management rather than a share of the gains. As described above, members of the Investment Team, as equity owners and by receiving a share of portfolio management fees, benefit from Mazama's revenues and profitability. Conflicts of interest can arise to the extent that larger client accounts generate more fees and potentially larger profits for Mazama compared to small accounts. Two accounts pay fees based on a percentage of assets that can increase and decrease based on performance against a benchmark index, these two accounts are managed consistently with their stated investment strategy. Despite these differences Mazama believes that its trade allocation and other compliance procedures effectively address any related conflicts of interest. Otherwise, no member of the Investment Team is compensated in a way that would add to those conflicts of interest by creating an incentive to favor particular accounts over other accounts.

Execution and research services provided by brokers may not always be utilized in connection with the Fund or with other client accounts that may have paid the commission or a portion of the commission to the broker providing the services. Mazama allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

An apparent or actual conflict may arise if a member of the Investment Team identifies a limited investment opportunity that may be suitable for one or more accounts including the Fund. To mitigate this conflict of interest, Mazama aggregates orders for the Fund with orders from each of its other client accounts participating in the same strategy in order to ensure that clients are treated fairly and equitably over time.

Mazama has adopted policies and procedures to address and prevent the above conflicts of interest; however there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

OTHER SERVICE PROVIDERS


SUB-ADMINISTRATIVE AGENT. JPMorgan Chase Bank, N.A. ("JPMorgan") 303 Broadway, Suite 900, Cincinnati, Ohio 45202, provides sub-administration and accounting services to the Trust. For providing these services, Touchstone Advisors pays JPMorgan an annual fee of 0.05% of each Fund's first $2.5 billion of average net assets; 0.04% of the next $2.5 billion of average net assets; 0.35% of the next $2.5 billion of average net assets; 0.03% of the next $2.5 billion of average net assets; and 0.025% of average net assets in excess of $10 billion, subject to a minimum monthly fee. For the fiscal year ended December 31, 2006, the Trust paid $1,082,090 to JPMorgan.

TRANSFER AGENT. Effective September 17, 2007 the Trust's transfer agent, JPMorgan, 303 Broadway, Suite 900, Cincinnati, Ohio 45202, maintains the records of each shareholder'rs account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Trust, JPMorgan receives a monthly per account fee from each Fund.


The Funds may also pay a fee to certain servicing organizations (such as broker-dealer and financial institutions) that provide sub-transfer agency services. These services include maintaining shareholder records, processing shareholder transactions and distribution communications to shareholders.

DISTRIBUTOR. Touchstone Securities, Inc. (the "Distributor"), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, is the principal underwriter of the Trust. The Distributor is a registered broker-dealer, and an affiliate of the Advisor by reason of common ownership. The Distributor is obligated to sell shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is not obligated to distribute a particular number of shares of the Funds and receives no compensation for serving as principal underwriter. Prior to March 1, 2006, Constellation Investment Distribution Company, Inc. was the Trust's distributor. Ms. McGruder may be deemed to be an affiliate of the Distributor because she is a Director of the Distributor and an officer of affiliates of the Distributor.


CUSTODIAN. Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, is the Trust's custodian. BBH acts as the Trust's depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses money as instructed and maintains records in connection with its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Ernst & Young LLP serves as the independent registered public accounting firm for the Trust. Its address is 312 Walnut Street, Cincinnati, Ohio 45202.


LEGAL COUNSEL. Morgan, Lewis & Bockius LLP, acts as legal counsel to the Trust. Its principal business address is 1701 Market Street, Philadelphia, Pennsylvania 19103.

DESCRIPTIONS OF SHARES

The Trust authorizes the issuance of unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to pro rata shares in the net assets of that Fund. Shareholders have no preemptive rights.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange ("NYSE") is open for business. Currently, the days when the Funds are closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Funds' net asset value per share is computed once daily, Monday through Friday, as of the close of the NYSE, typically 4:00 p.m. eastern time except when the Funds are not open for business, and on days when the NYSE is closed.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the NYSE, the Advisor, the Transfer Agent and/or the custodian are not open for business.


DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued under the direction of the Advisor. The Advisor or its delegates may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. If market prices are unavailable or believed to be unreliable, the Advisor will make a good faith determination as to the "fair value" of the security using procedures approved by the Trustees.

Some Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Debt securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders that are not discussed in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state, or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.

FEDERAL INCOME TAX

The discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under subchapter M of the Internal Revenue Code 1986, as amended (the "Code"). By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, net income derived from an interest in qualified publicly traded partnerships, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers which are engaged in the same, similar or related trades or business if the Fund controls such issuers or the securities of one or more qualified publicly traded partnerships.


Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Funds will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Advisor or a Sub-Advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by a Fund of investment company taxable income (excluding net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund). To the extent designated as such, all or a portion of these distributions may be treated as qualified dividend income eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. In order for the dividends received by a shareholder of a Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares.

A Fund will inform you of the amount of ordinary dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund's shares and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. During the fiscal period ended December 31, 2006, the Sands Capital Institutional Growth Fund had capital loss carryforwards of $8,645 and $38,737,401, which expire in 2013 and 2014, respectively.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.


Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.


Dividends paid by the Funds will be eligible for the dividends-received deduction allowed to corporate shareholders to the extent they are derived from dividends from domestic corporations, subject to certain limitations; however, dividends received by a corporate shareholder, which qualify for the dividends-received deduction, may not be subject to the alternative minimum tax.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend for this purpose if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in a corporate shareholder's alternative minimum taxable income calculation.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate tax rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations). The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In certain cases, the Funds will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

STATE TAXES

Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

SECURITIES TRANSACTIONS

Each Sub-Advisor selects brokers and dealers to effect securities transactions for the Funds. Each Sub-Advisor will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While each Sub-Advisor generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Each Sub-Advisor seeks to select brokers or dealers that offer a Fund the best price and execution or other services that benefit the Funds.

The Funds paid the following brokerage commissions during the fiscal period ended December 31, 2006:*


BROKERAGE COMMISSIONS PAID                                        2006
--------------------------                                        ----
Sands Capital Institutional Growth Fund                         $627,828
JSAM Institutional Large Cap Value Fund                          $73,617
JSAM Institutional Value Fund                                    $46,402


* The brokerage commissions for the Mazama Institutional Growth Fund are not included because the Fund had not commenced operations prior to December 31, 2006.

Each Sub-Advisor may, consistent with the interests of the Funds, select brokers on the basis of the research services provided to the Sub-Advisor. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by a Sub-Advisor will be in addition to and not in lieu of the services required to be performed by the Sub-Advisor under the sub-advisory agreement. If, in the judgment of a Sub-Advisor, a Fund or other accounts managed by the Sub-Advisor will be benefited by supplemental research services, the Sub-Advisor is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining fund strategy; providing computer software used in security analyses; and providing fund performance evaluation and technical market analyses. The expenses of a Sub-Advisor will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a fund or account generating the brokerage, and there can be no guarantee that the Sub-Advisor will find all of such services of value in advising that Fund. During the fiscal period ended December 31, 2006, no brokerage transactions were directed to brokers due to research services provided.

The Funds may direct transactions to certain brokers in order to reduce brokerage commissions through a commission recapture program offered by Frank Russell Securities, Inc. No Sub-Advisor may directly or indirectly compensate a broker for promoting Fund shares with Fund transactions.

During the fiscal period ended December 31, 2006, the JSAM Institutional Large Cap Value Fund acquired common stock of the Trust's regular broker-dealers as follows:

                       Broker-Dealer                    Value as of 12-31-06
                       -------------                    --------------------
                       Citigroup Inc.                        $ 866,135
                       JP Morgan Chase & Co.                 $ 652,050

PORTFOLIO HOLDINGS

The Touchstone Funds have adopted policies and procedures for disclosing the Funds' portfolio holdings to any person requesting this information. These policies and procedures are monitored on an on-going basis by the Board of Trustees through periodic reporting by the Funds' Chief Compliance Officer. The Chief Compliance Officer will report any material violations immediately to the Board of Trustees and will report any immaterial violations to the Board at the next quarterly meeting. No compensation will be received by a Fund, the Advisor, or any other party in connection with the disclosure of information about portfolio securities.

The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

1) A request made by a Sub-Advisor for a Fund (or that portion of a Fund) that it manages;
2) A request by executive officers of the Advisor for routine oversight and management purposes;
3) For use in preparing and distributing routine shareholder reports, including disclosure to the Funds' independent registered public accounting firm, typesetter and printer. Routine shareholder reports are filed as of the end of each calendar quarter with the SEC within 60 days after the quarter end and routine shareholder reports are distributed to shareholders within 60 days after the six-month period. The Funds provide their full holdings to their registered public accounting firm annually, as of the end of their fiscal year, within one to ten business days after fiscal year end. The Funds provide their full holdings to their typesetter at least 30 days after the end of the calendar quarter. The Funds provide their full holdings to their printer at least 45 days after the six-month period.

o The Funds (except the Sands Capital Institutional Growth Fund) provide their top ten holdings on their publicly available website and to market data agencies monthly, as of the end of a calendar month, at least seven business days after month end.
o The Funds (except the Sands Capital Institutional Growth Fund) provide their full holdings on their publicly available website, and to market data agencies, their typesetter and printer, quarterly, as of the end of a calendar quarter, at least fifteen days after quarter end.


o The Sands Capital Institutional Growth Fund provides its full holdings on its publicly available website and to market data agencies monthly, as of the end of a month, at least sixty days after month-end.
o The Sands Capital Institutional Growth Fund provides its top five holdings on its publicly available website and to market data agencies quarterly, as of the end of a calendar quarter, at least seven business days after quarter end.

o The Sands Capital Institutional Growth Fund provides its full holdings to its typesetter and printer quarterly, as of the end of a calendar quarter, at least fifteen days after quarter end.


You may access the public website at www.touchstoneinvestments.com.


Employees of Touchstone Investments and the Funds' Sub-Advisor that are access persons under the Funds' Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, custodians of the Funds' assets and the Funds' accounting services agent, each of whose agreements contains a confidentiality provision (which includes a duty not to trade on non-public information), have access to the current Fund holdings on a daily basis.


The Chief Compliance Officer is authorized to determine whether disclosure of a Fund's portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. Any conflict between the interests of shareholders and the interests of the Advisor, the Distributor, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

VOTING

Each share held entitles the shareholder of record to one vote for each whole share owned, and a proportional fractional vote for each fractional share owned. Shares issued by each Fund have no preemptive, conversion, or subscription rights. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund. Voting rights are not cumulative. As a Delaware business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each Fund. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. Upon liquidation, shares are entitled to a pro rata share in the net assets of the Fund. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of Funds. All consideration received by the Trust for shares of any Fund and all assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor, each Sub-Advisor and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by a Fund), but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Sub-Advisors. Generally, the Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI.

The Trust is required to disclose annually each Fund's complete proxy voting record on Form N-PX. Form N-PX for each Fund is available upon request by calling 1.800.543.0407 or by writing to the Trust at Touchstone Institutional Funds Trust, P.O. Box 5354, Cincinnati, OH 45201-5354. Each Fund's Form N-PX will also be available on the SEC's website at www.sec.gov and on the Touchstone website at www.touchstoneinvestments.com.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of January 3, 2008, the following entities owned of record 5% or more of the outstanding voting securities of the Funds. No person or entity owned beneficially more than 5% of the outstanding securities of the Funds.*


----------------------------------------------------------------------------------------------------------------------
              Fund                               Name and Address                    Record      Percent of Shares
                                                                                     Owner
----------------------------------------------------------------------------------------------------------------------
Sands Capital Institutional        Charles Schwab & Co. Inc.                           X              15.45%
Growth Fund                        Reinvest Account
                                   Attn: Mutual Funds
                                   101 Montgomery Street
                                   San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------------
Sands Capital Institutional        Prudential Investment Management Services           X              49.54%
Growth Fund                        FBO Mutual Fund Clients
                                   100 Mulberry Street
                                   Three Gate Center Drive
                                   Newark, NJ 07102-4056
----------------------------------------------------------------------------------------------------------------------
Sands Capital Institutional        T. Rowe Price Retirement Plan Services Inc.         X               6.57%
Growth Fund                        FBO Intermountain Healthcare
                                   4515 Painters Mill Road
                                   Owings Mills, MD  21117-4903
----------------------------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap       Charles Schwab & Co. Inc.                           X              68.77%
Value Fund                         Reinvest Account
                                   Attn: Mutual Funds
                                   101 Montgomery Street
                                   San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap       Ameritrade Inc.                                     X              11.49%
Value Fund                         For the Exclusive Benefit of Our Customers
                                   P.O. Box 2226
                                   Omaha, NE 68103-2226
----------------------------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap       Raymond James Associates Inc.                       X               5.81%
Value Fund                         For the Benefit of Denis Fortin
----------------------------------------------------------------------------------------------------------------------
JSAM Institutional Value Fund      Western & Southern Life Insurance Co.               X              76.78%
                                   400 Broadway Street
                                   Cincinnati, OH  45202-3341
----------------------------------------------------------------------------------------------------------------------
JSAM Institutional Value Fund      Charles Schwab & Co. Inc.                           X              18.59%
                                   Reinvest Account
                                   Attn: Mutual Funds
                                   101 Montgomery Street
                                   San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------------


* The 5% shareholders for the Mazama Institutional Growth Fund are not included because the Fund had not commenced operations prior to January 3, 2008.

As of January 3, 2008, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Trust and each Fund.

FINANCIAL STATEMENTS


The Trust's financial statements (excluding the Mazama Institutional Growth
Fund) for the fiscal year ended December 31, 2006 are included in the Trust's most recent Annual Report to Shareholders and are incorporated into this SAI by reference. The Annual Report may be obtained free of charge by calling the Trust at 1.800.543.0407 or by writing Touchstone Institutional Funds Trust at P.O. Box 5354, Cincinnati, OH 45201-5354. You may also obtain the Annual Report, as well as other information about the Trust from the EDGAR Database on the SEC's website at www.sec.gov.

APPENDIX A

                          SANDS CAPITAL MANAGEMENT, LLC
                       PROXY VOTING POLICY AND PROCEDURES
                       Implementation Date: November 2006

--------------------------------------------------------------------------------

ISSUE

Rule 206(4)-6 under the Advisers Act requires every investment advisor to adopt and implement written policies and procedures, reasonably designed to ensure that the advisor votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the advisor to provide a concise summary of the advisor's proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the advisor disclose to clients how they may obtain information on how the advisor voted their proxies.

SCM votes proxies for a great majority of its clients, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.

POLICY

It is the policy of SCM to vote client proxies in the best interest of our clients. Proxies are an asset of a client account, which should be treated by SCM with the same care, diligence, and loyalty as any asset belonging to a client. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client's cost.

PROCEDURES FOR SCM'S RECEIPT OF CLASS ACTIONS

The following procedures outline SCM's receipt of "Class Action" documents from clients and custodians. It is SCM's position not to file these "Class Action" documents, but if received will follow these guidelines:

      If "Class Action" documents are received by SCM from the CLIENT, SCM will gather, at the client's request, any requisite information it has and forward to the client, to enable the client to file the "Class Action" at the client's discretion. SCM will not file "Class Actions" on behalf of any client.

PROXY COMMITTEE

SCM has established a Proxy Committee. The Proxy Committee consists of three permanent members (the Chief Operating Officer, Director of Client Services, Compliance Operations Manager) and one or more rotating members (Fund Managers). The Proxy Committee meets at least annually and as necessary to fulfill its responsibilities. A majority of the members of the Proxy Committee constitutes a quorum for the transaction of business. The Director of Client Services acts as secretary of the Proxy Committee and maintains a record of Proxy Committee meetings and actions.

The Proxy Committee is responsible for (i) the oversight and administration of proxy voting on behalf of the Advisor's clients, including developing, authorizing, implementing and updating the Advisor's proxy voting policies and procedures; (ii) overseeing the proxy voting process; and (iii) engaging and overseeing any third party service provider as voting agent to receive proxy statements and/or to provide information, research or other services intended to facilitate the proxy voting decisions made by the Advisor. The Proxy Committee typically reviews reports on the Advisor's proxy voting activity at least annually and as necessary to fulfill its responsibilities.

The Proxy Committee has developed a set of criteria for evaluating proxy issues. These criteria and general voting guidelines are set forth in the Adviser's Proxy Voting Guidelines (the "Guidelines"), a copy of which is attached hereto as Attachment C. The Proxy Committee may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the Advisor's evaluation of each proposal will be performed in the context of the Guidelines giving appropriate consideration to the circumstances of the company whose proxy is being voted.

PROCEDURES FOR IDENTIFICATION AND VOTING OF PROXIES

These proxy voting procedures are designed to enable SCM to resolve material conflicts of interest with clients before voting their proxies.

      1. SCM shall maintain a list of all clients for which it votes proxies. The list will be maintained either in hard copy or electronically and updated by the Director of Client Services or a designee who will obtain proxy voting information from client agreements.

            As part of the account opening procedure, The Director of Client Services will note whether or not SCM is responsible for voting client proxies for the new client.

      2. In cases where SCM has been designated to vote client proxies, we shall work with the client to ensure that SCM is the designated party to receive proxy voting materials from companies or intermediaries.

      3. The Director of Client Services shall receive all proxy voting materials and will be responsible for ensuring that proxies are voted and submitted in a timely manner.

      4. Prior to a proxy voting deadline, the appropriate Research Analyst will make a determination as to how to vote each proxy proposal based on his or her analysis of the proposal and the Guidelines. In evaluating a proxy proposal, an analyst may consider information from many sources, including management of the company, shareholder groups and independent proxy research services.

      5. SCM Staff Members will reasonably try to assess any material conflicts between SCM's interests and those of its clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of this document.

      6. So long as there are no material conflicts of interest identified, SCM will vote proxies according to the policy. SCM may also elect to abstain from voting if it deems such abstinence in its clients' best interests. The rationale for "abstain" votes will be documented and the documentation will be maintained in the permanent file.

      7. Upon detection of a conflict of interest, the conflict will be brought to the attention of the Proxy Committee for resolution. See Conflicts of Interest section for additional information.

      8. SCM is not required to vote every client proxy and such should not necessarily be construed as a violation of SCM's fiduciary obligations. SCM shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client's best interest, such as when an advisor's analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client.

      9. The Director of Client Services and the Research Analyst will report any attempts by SCM's personnel to influence the voting of client proxies in a manner that is inconsistent with SCM's Proxy Policy, as well as, any attempts by persons or entitles outside SCM seeking to influence the voting of client proxies. Such report shall be made to SCM's CCO, or if the CCO is the person attempting to influence the voting, then to SCM's CEO.

      10. All proxy votes will be recorded and the following information will be maintained:

            o     The name of the issuer of the fund security;
            o     The exchange ticker symbol of the fund security;
            o The Council on Uniform Securities Identification Procedures ("CUSIP") number for the fund security;
            o     The shareholder meeting date;
            o     The number of shares SCM is voting on firm-wide;
            o     A brief identification of the matter voted on;
            o Whether the matter was proposed by the issuer or by a security holder;
            o     Whether or not SCM cast its vote on the matter;
            o How SCM cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
            o     Whether SCM cast its vote with or against management; and
            o     Whether any client requested an alternative vote of its proxy.

In the event that SCM votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires SCM to vote a certain way on an issue, while SCM deems it beneficial to vote in the opposite direction for its other clients) in the permanent file.

CONFLICTS OF INTEREST

Although SCM has not currently identified any material conflicts of interest that would affect its proxy voting decisions, it is aware of the following potential conflicts that could exist in the future:

      o Conflict: SCM is retained by an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer that is held in SCM's client portfolios.

      o Conflict: SCM retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in SCM's client portfolios. The similar conflicts of interest exist in this relationship as discussed above.

      o Conflict: SCM's Staff Members maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of an SCM Staff Member may be a high-level executive of an issuer that is held in SCM's client portfolios. The spouse could attempt to influence SCM to vote in favor of management.

      o Conflict: SCM or a Staff Member(s) personally owns a significant number of an issuer's securities that are also held in SCM's client portfolios. For any number of reasons, a Staff Member(s) may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy. The Staff Member(s) could oppose voting the proxies according to the policy and successfully influence SCM to vote proxies in contradiction to the policy.

Resolution:
-----------

SCM realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Staff Members to notify the Director of Client Services and/or the CCO of any material conflict that may impair SCM's ability to vote proxies in an objective manner. Upon such notification, the Director of Client Services and or the CCO will notify the Proxy Committee of the conflict.

In the event that the Proxy Committee determines that the SCM has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine whether the conflict is "material" to that proposal. The Proxy Committee may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Committee must conclude that the proposal is not directly related to the Advisor's conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then the Advisor may vote the proxy in accordance with the recommendation of the analyst.

In the event that the Proxy Committee determines that SCM has a material conflict of interest with respect to a proxy proposal, SCM will vote on the proposal in accordance with the determination of the Proxy Committee. Prior to voting on the proposal, the Advisor may (i) contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or (ii) with respect to client accounts that are not subject to ERISA, fully disclose the nature of the conflict to the client and obtain the client's consent as to how the Advisor will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy should be voted).

RECORDKEEPING

SCM must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. Director of Client Services will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:
-------------------------------------

      o Any request, whether written (including e-mail) or oral, received by any Staff Member of SCM, must be promptly reported to the Director of Client Services. All written requests must be retained in the permanent file.

      o The Director of Client Services will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client's request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

      o Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy statements received regarding client securities:
------------------------------------------------------

      o Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

            NOTE: SCM is permitted to rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies.

Proxy voting records:
---------------------

      o Documents prepared or created by SCM that were material to making a decision on how to vote, or that memorialized the basis for the decision.

      o Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company's management discussions, etc. that were material in the basis for the decision.

DISCLOSURE

      o SCM will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how clients may obtain information on how SCM voted their securities.

PROXY SOLICITATION

As a matter of practice, it is SCM's policy to not reveal or disclose to any client how SCM may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder's meeting.

The Director of Client Services is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any Staff Member accept any remuneration in the solicitation of proxies. The Director of Client Services shall handle all responses to such solicitations.

RESPONSIBILITY

The Director of Client Services is responsible for overseeing and implementing this policy.

                                  ATTACHMENT C

                             PROXY VOTING GUIDELINES
                             -----------------------

One of the primary factors SCM considers when determining the desirability of investing in a particular company is the quality and depth of its management. Accordingly, SCM believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, SCM will vote on most issues presented in a fund company proxy statement in accordance with the position of the company's management, unless SCM determines that voting in accordance with management's recommendation would adversely affect the investment merits of owning the stock. However, SCM will consider each issue on its own merits, and will not support the position of the company's management in any situation where, in SCM's judgment, it would not be in the best interests of the client to do so.

                            I. THE BOARD OF DIRECTORS

A.    VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees are made on a CASE-BY-CASE basis, and may consider the following factors:

      o     Long-term corporate performance record relative to a market index;

      o     Composition of board and key board committees;

      o     Corporate governance provisions and takeover activity;

      o     Board decisions regarding executive pay;

      o     Director compensation;

B.    DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals   concerning  director  and  officer   indemnification  and  liability
protection are evaluated on a CAES-BY-CASE basis.

C.    VOTING FOR DIRECTOR NOMINEES IN CONTEST ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, and may consider the following factors:

      o long-term financial performance of the target company relative to its industry;

      o     management's track record;

      o     background to the proxy contest;

      o     qualifications of director nominees (both slates);

      o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

      o     stock ownership positions.

D.    SIZE OF THE BOARD

Proposals to limit the size of the Board should be evaluated on a CASE-BY-CASE basis.

                                  II. AUDITORS

RATIFYING AUDITORS

We generally vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

                           III. PROXY CONTEST DEFENSES

CUMULATIVE VOTING

We vote AGAINST proposals to eliminate cumulative voting.

We vote FOR proposals to permit cumulative voting.

                            IV. ANTI-TAKEOVER ISSUES

We generally oppose anti-takeover measures because they reduce shareholder rights. However, as with all proxy issues, we conduct and independent review of each anti-takeover proposal. On occasion, we may vote with management when it is concluded that the proposal is not onerous and would not harm clients' interests as shareholders. Anti-takeover issues include the following:

A.    POISON PILLS

The "poison pill" entitles shareholders to purchase certain securities at discount prices in the event of a change in corporate control. Such a measure would make a potential takeover prohibitively expensive to the acquirer.

We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

B.    FAIR PRICE PROVISIONS

Fair price provisions attempt to ensure approximately equal treatment for all shareholders in the event of a full-scale takeover. Typically, such a provision requires would-be acquirers that have established threshold positions in target companies at given per-share prices to pay at least as much if they opt for complete control, unless certain conditions are met.

We vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.    GREENMAIL

Proposals relating to the prohibition of "greenmail" are designed to disallow the repurchase of stock from a person or group owning 5% or more of the company's common stock, unless approved by the disinterested holders of two-thirds or more of the outstanding stock. They could also prevent the company from repurchasing any class of stock at a price more than 5% above the current fair market price, unless an offer is made to all shareholders.

We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D.    SUPERSTOCK

Another takeover defense is superstock, i.e., shares that give holders disproportionate voting rights. For example, one company proposed authorizing a class of preferred stock which "could be issued in a private placement with one or more institutional investors" and "could be designated as having voting rights which might dilute or limit the present voting rights of the holders of common stock...." The purpose of this additional class of stock would be to give insiders an edge in fending off an unsolicited or hostile takeover attempt.

We will review on case-by-case basis proposals that would authorize the creation of new classes of "superstock".

E.    SUPERMAJORITY RULES

Supermajority provisions require approval by holders of minimum amounts of the common shares (usually 75% to 80%). While applied mainly to merger bids, supermajority rules also may be extended to cover substantive transfers of corporate assets, liquidations, reverse splits and removal of directors for reasons other than cause. A supermajority provision would make it nearly impossible in some cases for shareholders to benefit from a takeover attempt.

      1.    SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

      We  vote  AGAINST   management   proposals  to  require  a   supermajority
      shareholder vote to approve mergers and other significant business combinations.

      We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

      2.    SUPERMAJORITY  SHAREHOLDER  VOTE REQUIREMENT TO AMEND THE CHARTER OR
            BYLAWS

      We  vote  AGAINST   management   proposals  to  require  a   supermajority
      shareholder vote to approve charter and bylaw amendments.

      We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

F.    BOARD CLASSIFICATION

High on the agenda of defense-minded corporate executives are staggered terms for directors, whereby only some (typically one-third) of the directors are elected each year. The "staggered board" acts as a bar to unwelcome takeover bids. An aggressive, affluent acquirer would need two years to gain a working majority of directors at a company whose board members are elected to staggered three-year terms of office.

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and elect all directors annually.

                      V. MISCELLANEOUS GOVERNANCE PROVISION

BUNDLED PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In this case where items are conditioned upon each other, we examine the benefits and costs of the packages items. In instances when the joint effect of the conditioned items is not in shareholder's best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

                              VI. CAPITAL STRUCTURE

A.    COMMON STOCK AUTHORIZATION

We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

B.    DEBT RESTRUCTURING

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

                    VII. EXECUTIVE AND DIRECTOR COMPENSATION

In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, including stock option plans, with the view that viable compensation programs reward the creation of stockholder wealth.

                          VIII. STATE OF INCORPORATION

A.    VOTING ON STATE TAKEOVER STATUTES

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).

B.    VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.

                    IX. MERGERS AND CORPORATE RESTRUCTURINGS

A.    MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis.

B.    CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyout, spin-offs, liquidations and asset sales are considered on a CASE-BY-CASE basis.

C.    SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis.

D.    CHANGING CORPORATE NAME

We generally vote FOR changing the corporate name.

                       X. SOCIAL AND ENVIRONMENTAL ISSUES

Consistent with its fiduciary duty to clients, SCM will vote on social issues with a view toward promoting good corporate citizenship. However, SCM realizes that it cannot require a Fund company to go beyond applicable legal requirements or put itself in a non-competitive position. Social responsibility issues may include proposals regarding the following:

            o Ecological issues, including toxic hazards and pollution of the air and water;

            o Employment practices, such as the hiring of women and minority groups;

            o     Product quality and safety;

            o     Advertising practices;

            o Animal rights, including testing, experimentation and factory farming;

            o     Military and nuclear issues; and

            o International politics and operations, including the world debt crisis, infant formula, U.S. corporate activity in Northern Ireland, and the policy of apartheid in South Africa.

We review on a CASE-BY-CASE basis proposals regarding social or environmental issues.

                             JS ASSET MANAGEMENT LLC
                       PROXY VOTING POLICY AND PROCEDURES

The procedures for receipt and voting of proxies by JS Asset Management LLC are as follows:

1. The client notifies their custodian bank to forward all proxies for their account with JS Asset Management to the following address:

                           Institutional Shareholder Services, Inc.
                           VAS / 2729 / JS ASSET MANAGEMENT
                           2099 Gaither Road, Suite 501
                           Rockville, MD  20850-4045

2. JS Asset Management tracks the client portfolio(s) to ensure current listing of all securities held.

3. JS Asset Management tracks the shareholder meeting dates to ensure that all proxies are voted in a timely manner. Any discrepancies with the custodian bank over number of shares entitled to vote as of the record date are reconciled. Institutional Shareholder Services, Inc. contacts the appropriate custodian or proxy distribution agent if no share positions are reported via ADP or if no proxy cards are received.

4. JS Asset Management reviews the Institutional Shareholder Services (ISS) analyses of the proxy issues thoroughly and then communicates its voting position to Institutional Shareholder Services (ISS) electronically. ISS then executes the votes.

5. If a material conflict is present, JS Asset Management will follow the recommendation of ISS and will vote those shares accordingly.

6. JS Asset Management records and cross references all proxies to ensure they are received and voted.

7. JS Asset Management provides a report quarterly or annually summarizing securities voted with the supporting documentation of positions taken. Reports are available to non-ERISA clients upon request. ERISA clients automatically receive quarterly reports.

8. Copies of proxy statements are available from the SEC's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system.

9. JS Asset Management's Proxy Policy is reviewed annually by the firm's Proxy Committee. The members of this committee are CIO John Schneider, CCO Jerry Scarpati and Proxy Administrator Brian McCafferty.

SUMMARY:

The Proxy Policy contains guidelines for reviewing all proxy proposals in a way that is consistent and that facilitates voting solely in the interests of plan participants and beneficiaries, and for the exclusive purpose of providing economic benefits to them. These guidelines provide a general framework for voting recurring proposals while unique proposals are reviewed case-by-case.

In general, JS Asset Management votes "FOR" those proposals that more closely link the fortunes of employees and management to the performance of the corporation's stock and/or aid in accountability to shareholders (plan participants and beneficiaries). Proxy proposals that serve to entrench management or reduce management's accountability to shareholders are typically voted "AGAINST."

                         MAZAMA CAPITAL MANAGEMENT, INC.
                      PROXY VOTING POLICIES AND PROCEDURES

POLICY

Mazama Capital Management, Inc. ("Mazama"), as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

GUIDING PRINCIPLES

Proxy voting procedures must adhere to the following broad principles:
1. Voting rights have economic value and must be treated accordingly. This means the fiduciary (Mazama) has a duty to vote proxies in those cases where fiduciary responsibility has been delegated to Mazama.

2. Fiduciaries must maintain documented voting policies or guidelines to govern proxy voting decisions.

3.    Fiduciaries should keep records of proxy voting.

PROXY ADMINISTRATION

The Chief Compliance Officer ("CCO") has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures. The Director of Research, Portfolio Manager ("Director of Research") is responsible for determining our firm's positions on all major corporate issues, creates guidelines and oversees the voting process.

Mazama takes an active role in voting proxies on behalf of all accounts for which the firm has been hired as investment manager, unless proxy voting responsibility has been retained by the client. Generally, routine proxies will be voted with management as indicated on the proxy. Mazama has retained Glass Lewis ("GL"), an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. GL provides administrative assistance to the proxy voting process by electronically executing the votes while allowing Mazama to retain voting authority.

VOTING POLICIES

All proxy  materials  received on behalf of clients are forwarded to Glass Lewis
(GL).
1. Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines.

2. Proxy ballots for securities no longer held in client accounts will not be voted.

Mazama generally votes in favor of routine issues. Such issues may include but are not limited to:
1.    Elect directors
2.    Appoint auditors
3.    Eliminate preemptive rights
4.    Increase authorized shares issued

With regard to non-routine issues, Mazama considers many things including, but not limited to:
1.    Management's recommendation;
2.    The recommendation of GL; and
3.    Mazama's assessment as to what is best for shareholders

With regard to issues which are often included in proxies, Mazama believes as follows:

EXECUTIVE COMPENSATION

Mazama's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by case basis, Mazama generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We generally oppose plans that give a company the ability to re-price options.

ANTI-TAKEOVER AND CORPORATE GOVERNANCE ISSUES

Mazama generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Mazama strongly favors having only independent board members in all sub-committees (compensation, nominating, audit, etc.) and may vote against certain board members if they are affiliated with the company and also members of the sub-committees. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.

SOCIAL AND CORPORATE RESPONSIBILITY ISSUES

Mazama generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations and have not been adequately addressed by management.

PROCEDURE

Mazama has adopted procedures to implement the firm's policy and reviews to monitor and ensure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

VOTING PROCEDURES

1. All employees will forward any proxy materials received on behalf of clients to the Director of Research;

2. The Director of Research will determine which client accounts hold the security to which the proxy relates;

3. Absent material conflicts, the Director of Research will determine how Mazama should vote the proxy in accordance with applicable voting guidelines, complete the proxy and vote the proxy in a timely and appropriate manner.

DISCLOSURE

1. Mazama will provide conspicuously displayed information in its ADV Part II summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Mazama voted a client's proxies, and that clients may request a copy of these policies and procedures.

2. The Chief Compliance Officer ("CCO") will also send a copy of this summary to all existing clients who have previously received Mazama's ADV Part II; or the CCO may send each client the amended ADV Part II. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT REQUESTS FOR INFORMATION

1. All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO.

2. In response to any request the CCO will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Mazama voted the client's proxy with respect to each proposal about which client inquired.

CONFLICTS OF INTEREST

1. Mazama will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Mazama with the issuer of each security to determine if Mazama or any of its employees has any financial, business or personal relationship with the issuer.

2. If a material conflict of interest exists, Director of Research will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

3. Mazama will maintain a record of the voting resolution of any conflict of interest.

RECORDKEEPING

The CCO shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

1.    These policies and procedures and any amendments;

2.    A record of each vote that Mazama casts;

3. Any document Mazama created that was material to making a decision how to vote proxies, or that memorializes that decision;

4. A copy of each written request from a client for information on how Mazama voted such client's proxies, and a copy of any written response.

PART C.   OTHER INFORMATION

Item 23.  Exhibits

(a)(1) Registrant's Agreement and Declaration of Trust dated May 30, 2002 is herein incorporated by reference to Exhibit (a) of Registrant's Initial Registration Statement on Form N-1A filed with the SEC on September 26, 2002.

(a)(2) Certificate of Amendment to the Agreement and Declaration of Trust dated December 27, 2002, is herein incorporated by reference to Exhibit (a)(2) of Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the SEC on December 31, 2002.

(a)(3) Certificate of Amendment to Agreement and Declaration of Trust dated September 16, 2005, is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(b) Amended Bylaws dated June 3, 2005, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(c)    Not applicable.


(d)(1) Management Agreement with Touchstone Advisors, Inc. is filed herewith.


(d)(2) Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management, LLC is herein incorporated by reference to Exhibit (d)(ii) of Post- Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(d)(3) Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and JS Asset Management, LLC is herein incorporated by reference to Exhibit
       (d)(iii) of Post- Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(d)(4) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Mazama Capital Management, Inc. is filed herewith.

(e) Form of Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(f)    Not applicable.

(g) Custodian Agreement with PFPC, Inc. dated July 10, 2002, is herein incorporated by reference to Exhibit (g) of Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the SEC on December 31, 2002.

(h)(1) Administration Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 is incorporated by reference.

(h)(2) Transfer Agency Agreement with PFPC dated July 10, 2002, is herein incorporated by reference to Exhibit (h)(4) of Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the SEC on December 31, 2002.

(h)(3) Amended Sub-Administration and Accounting Services Agreement with PFPC dated July 10, 2002, is herein incorporated by reference to Exhibit
       (h)(ii) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(h)(4) Sub-Administration Agreement between Touchstone Advisors, Inc. and Integrated Fund Services, Inc., dated March 1, 2006, is herein incorporated by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(h)(5) Fidelity Bond Allocation Agreement dated April 1, 2006, is herein incorporated by reference to Exhibit (h)(v) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on March 2, 2007.


(i)    Opinion and Consent of Counsel is filed herewith.

(j)    Consent of Independent Accountant is filed herewith.


(k)    Not applicable.

(l)    Not applicable.

(m)    Not applicable.

(n)    Not applicable.

(o)    RESERVED

(p)(1) Registrant's Code of Ethics dated May, 2002, is herein incorporated by reference to Exhibit (p)(1) of Registrant's Initial Registration Statement on Form N-1A filed with the SEC on September 26, 2002.

(p)(2) Code of Ethics for Touchstone Securities, Inc. dated April 1, 2004, is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(p)(3) Code of Ethics for Touchstone Advisors, Inc. dated February 1, 2005, is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(p)(4) Form of Code of Ethics for Sands Capital Management, LLC is herein incorporated by reference to Exhibit (p)(5) of Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 31, 2004.

(p)(5) Form of Code of Ethics for JS Asset Management, LLC is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the SEC on April 22, 2005.


(p)(6) Code of Ethics for Mazama Capital Management, Inc. is filed herewith.


(q)(1) Powers of Attorney for Jill T. McGruder, Philip R. Cox, Donald C. Siekmann and Robert E. Stautberg are herein incorporated by reference to Exhibit (POA) of Post- Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed with the SEC on May 1, 2006.

(q)(2) Powers of Attorney for John F. Barrett, H. Jerome Lerner and John P. Zanotti are herein incorporated by reference to Exhibit (POA) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on March 2, 2007.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

Item 25.  INDEMNIFICATION

Article VII of the Agreement and Declaration of Trust indemnifies the Trustees for any act, omission or obligation of the Trust. A Trustee shall not be personally liable for monetary damages or for breach of fiduciary duty as a trustee except in cases in which (i) the Trustee breaches the duty of loyalty to the Trust or its Shareholders, (ii) an act or omission not in good faith or that involves intentional misconduct or a knowing violation of law, (iii) the Trustee derived an improper personal benefit. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Adviser or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, a trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust's request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws.

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article XI of the By-Laws of the Trust provides that every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and reasonable expenses incurred or paid by him unless he is found liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Management Agreement and Sub-Advisory Agreements provide that the Manager or Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reckless disregard of its obligations and duties hereunder.

The Distribution Agreement provides that the Distributor will indemnify and hold harmless the Trust and each of its Trustees and officers against any loss, liability, damages, claim or expense unless such loss is by reason of willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of duties.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

 A. TOUCHSTONE ADVISORS, INC. (the "Advisor") is a registered investment adviser that provides investment management services to the Trust. The Advisor also serves as the investment adviser to Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust and Touchstone Investment Trust, registered investment companies.

The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 303 Broadway, Cincinnati, Ohio 45202. *The address is 400 Broadway, Cincinnati, Ohio 45202.

      (1)   Jill T. McGruder, Director

            (a) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer, and Touchstone Securities, Inc., a broker-dealer.

            (b) President and a Director of IFS Agency Services, Inc.* an insurance agency, W&S Financial Group Distributors, Inc.*, an insurance agency and IFS Systems, Inc.*, an information systems provider.

            (c) Senior Vice President of The Western & Southern Life Insurance Company*, an insurance company.

            (d) Senior Vice President and Director of W&S Brokerage Services, Inc.*, a broker-dealer.

            (e) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

      (2)   James H. Grifo, President

            (a)   President of Touchstone Securities, Inc.

            (b) Vice President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

      (3)   Patricia J. Wilson, Chief Compliance Officer

            (a)   Chief Compliance Officer of Touchstone Securities, Inc.

      (4)   Donald J. Wuebbling, Chief Legal Officer/Secretary/Director

            (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Capital Analysts Incorporated, Integrity Life Insurance Company, National Integrity Life Insurance Company and WestAd Inc.*

            (b) Senior Vice President and General Counsel of The Western and Southern Life Insurance Company

            (c) Senior Vice President and Director of W&S Brokerage Services, Inc., a broker-dealer

            (d) Senior Vice President and Secretary of Columbus Life Insurance Company, 400 East Fourth Street, Cincinnati, Ohio 45202

            (e) Secretary and a Director of Eagle Realty Group, LLC, 421 East Fourth Street, Cincinnati, OH 45202, IFS Financial Services, Inc. and Fort Washington Investment Advisors, Inc.

            (f) Assistant Secretary and a Director of Eagle Realty Investments, Inc., 421 East Fourth Street, Cincinnati, OH 45202

      (5)   Richard K. Taulbee, Vice President

            (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., Touchstone Securities, Inc., Capital Analysts Incorporated, Eagle Realty Investments, Inc., Fort Washington Brokerage Services, Inc., IFS Fund Distributors, Inc., IFS Systems, Inc., WestAd Inc., The Western and Southern Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

            (b) Assistant Treasurer of Fort Washington Investment Advisors, Inc. and Columbus Life Insurance Company

      (6)   James J. Vance, Vice President & Treasurer

            (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc.,IFS Systems, Inc., Touchstone Securities, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company and WestAd Inc.

            (b)   Treasurer of Fort Washington Brokerage Services, Inc.

      (7)   Terrie A. Wiedenheft - Chief Financial Officer

            (a) Senior Vice President, Chief Financial Officer and Treasurer of IFS Fund Distributors, Inc.

            (b) Chief Financial Officer of IFS Financial Services, Inc., Touchstone Advisors, and Touchstone Securities, Inc.

            (c) Treasurer & Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

            (d) Senior Vice President and Chief Financial Officer of Fort Washington Investment Advisors, Inc.

            (e) Senior Vice President and Chief Financial Officer of W & S Brokerage Services, Inc.

            (f)   Assistant Treasurer of Fort Washington Capital Partners, LLC.

      (8)   James N. Clark - Director

            (a) A Director of The Western and Southern Life Insurance Company, Western-Southern Life Assurance Company, Western & Southern Financial Group, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., IFS Agency Services, Inc., IFS Systems, Inc., Touchstone Securities, Inc., W&S Financial Group Distributors, Inc. and Capital Analysts Incorporated.

            (b)   Director and Secretary of WestAd Inc.

      (9)   William A. Dent, Senior Vice President, Product Management and
            Marketing

            (a) Vice President of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

      (10)  Gregory A. Harris, Vice President, Fund Administration

            (a) Vice President and Assistant Secretary of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Touchstone Institutional Funds Trust.

      B. SANDS CAPITAL MANAGEMENT, LLC ("Sands Capital") is a registered advisor providing sub-advisory services to the Sands Capital Institutional Growth Fund. The address of Sands Capital is 1100 Wilson Blvd., Suite 3050, Arlington, VA 2209. Except as stated below, no director, officer or partner of Sands Capital has been engaged in any other business or profession of a substantial nature during the past two fiscal years.

      (1)   Robert C. Puff, Jr., Director

            (a) Director at Affiliated Managers Group, Inc., 600 Hale Street, Prides Crossing, MA 01965.

      C. JS ASSET MANAGEMENT, LLC ("JSAM") is a registered advisor providing sub-advisory services to the JSAM Institutional Large Cap Value Fund and the JSAM Institutional Value Fund. The address of JSAM is One Tower Bridge, 100 Front Street, West Conshocken Pennsylvania. Except as stated below, no director, officer or partner of JSAM has been engaged in any other business or profession of a substantial nature during the past two fiscal years.

      (1)   John K. Schneider, Chief Executive Officer/Chief Investment Officer

            (a) Portfolio Manager at PIMCO Equity Advisors, 1345 Avenue of the Americas, New York, NY 10105 until 2005.

      D. MAZAMA CAPITAL MANAGEMENT, INC. ("Mazama") is a registered advisor providing sub-advisory services to the Mazama Institutional Growth Fund. The address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, OR 97258. Except as stated below, no director, officer or partner of Mazama has been engaged in any other business or profession of a substantial nature during the past two fiscal years.

      (1)   Helen McDonald Degener, Director

            (a) Vice President and Portfolio Manger at The Mathes Company, 230 Park Ave., 33rd Floor, New York, NY 10169.

Item 27   PRINCIPAL UNDERWRITER

      (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust and Touchstone Strategic Trust. Unless otherwise noted, the address of the persons named below is 303 Broadway, Cincinnati, Ohio 45202. *The address is 400 Broadway, Cincinnati, Ohio 45202.

                                    POSITION                POSITION
                                    WITH                    WITH
      (b) NAME                      UNDERWRITER             REGISTRANT
          -----                     -----------             ----------
          James H. Grifo            President               Vice President

          Jill T. McGruder          Director                Trustee/President

          James N. Clark*           Director                None

          Donald J. Wuebbling*      Director                None

          Patricia J. Wilson        Chief Compliance        None
                                    Officer

          Richard K. Taulbee*       Vice President          None

          James J. Vance*           Treasurer               None

          Terrie A. Wiedenheft      Chief Financial         Controller/
                                    Officer                 Treasurer

          Rhonda Malone             Secretary               None

      (c) None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained as follows:

      (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b);(3); (6);
(8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

         PFPC Trust Company
         760 Moore Road,
         King of Prussia, Pennsylvania 19406

      (b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);(4);
(5);(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's Administrator and Sub-Administrator

         Touchstone Advisors, Inc. (Administrator)
         303 Broadway, Suite 1100
         Cincinnati, Ohio 45202

         JPMorgan (Sub-Administrator)
         303 Broadway, Suite 900
         Cincinnati, Ohio 45202

      (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

         Touchstone Advisors, Inc.
         303 Broadway, Suite 1100
         Cincinnati, Ohio 45202

         Sands Capital Management LLC
         1100 Wilson Boulevard, Suite 3050
         Arlington, VA 22209

         JS Asset Management, LLC
         1 Tower Bridge, 100 Front Street, Suite 501
         West Conshohocken, PA  19428

         Mazama Capital Management, Inc.
         One SW Columbia Street, Suite 1500
         Portland, OR 97258

Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B

None.

Item 30.  UNDERTAKINGS

None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, State of Ohio on the 30th day of January, 2008.


                      TOUCHSTONE INSTITUTIONAL FUNDS TRUST

                                                /s/ Jill T. McGruder
                                                --------------------
                                            By: Jill T. McGruder, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ Jill T. McGruder                Trustee & President        January 30, 2008
--------------------
JILL T. MCGRUDER

/s/ Terrie A. Wiedenheft            Controller & Treasurer     January 30, 2008
------------------------
TERRIE A. WIEDENHEFT


*PHILLIP R. COX                     Trustee

*DONALD C. SIEKMANN                 Trustee

*ROBERT E. STAUTBERG                Trustee

*JOHN F. BARRETT                    Trustee

*H. JEROME LERNER                   Trustee

*JOHN P. ZANOTTI                    Trustee



By: /s/ Jay S. Fitton
---------------------
Jay S. Fitton                                                  January 30, 2008
* Attorney-in-fact

                                  EXHIBIT INDEX


(d)(1) Management Agreement with Touchstone Advisors, Inc. is filed herewith.

(d)(4) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Mazama Capital Management, Inc. is filed herewith.

(i)    Opinion and Consent of Counsel is filed herewith.

(j)    Consent of Independent Accountant is filed herewith.

(p)(6) Code of Ethics for Mazama Capital Management, Inc. is filed herewith.